Velocity Commercial Capital Loan Trust 2024-3

Exhibit 99.19

Loan Level Exceptions
Run Date - 5/23/2024

Recovco Loan ID	Loan #1	Loan #2	Loan #3	Detailed Status	Initial Overall Grade	Final Overall Grade	Initial Credit	Initial Value	Final Credit	Final Value	Material Exceptions	Non-Material Exceptions	Resolved Exceptions	Acknowledged Exceptions
2JQKEKIHV02	XXXX				1	1	1	1	1	1
HMLV4I3HJCO	XXXX				1	1	1	1	1	1
M3W1L0YXF2V	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
												COMMENT: The guidelines (pg XX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the XXX. property on XX/XX/XXXX for $XXXX. Additionally, a list of recent improvements to the subject (pg X) since purchase that documents total $XX (total value $XX). The value of $XX was used for qualifying purposes. The file did not have an approved exception for this.
PJ4XPGHMANE	XXXX	3	2	3	2	2	2	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
												COMMENT: *** (OPEN) The guidelines (pg XX) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance does not include the law and ordinance endorsement. Additionally, escrows were not collected, the borrower is currently on a payment plan. The file included an approved exception (pg X), citing mitigating factors of seasoned investor.
BR1DYGKPMAR	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pg XX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg XX, citing mitigating factors of seasoned investor.	*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing a copy of the SiteX report for the subject property.
H3AQZSECNMB	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history not reported on the credit report must be verified for the past 12 months for the subject property. The guidelines (pgXX)  require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contains a copy of the original mortgage (pgXX)  dated XX/XX/XXXX, and a copy of the original note (pgXX)  which has matured as of XX/XX/XXXX and a loan amount of $XX,XXX. The loan file contains a bank printout (pgs XX) of monthly payments dated from XX/XX/XXXX - XX/XX/XXXX. The loan file is missing a copy of the VOM from the lender verifying the account. The loan file did not include an approved exception for this.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was XXX occupied.  The loan file inlcudes lease agreements (pgs XXX) forXXXX and XXXX. The file did not include lease agreement for XXX Unit X for  the subject property. The file included an approved exception (pgX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past X months on the primary residence. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past X months. The loan file contains a copy of the original note from a private lender (pgXX) which has a start date of XX/XX/XXXXand a loan amount of $XXX. The loan file contains a bank printout (pgXX) of monthly payments dated from XX/XX/XXXX - XX/XX/XXXX. The loan file is missing a copy of the VOM from the lender verifying the account. The loan file did not include an approved exception for this.
SXE2SK0D2CY	XXXX	2	2	2	1	2	1	*** (OPEN) Assignment - EV 2
COMMENT:   The mortgage only includedX properties on the deed. The secondary property valuations provided a property located at XXXX which is not part of the security and is not included in the total value.

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgX) require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains a copy of the note (pgXX) for X Morse property, and a pay history for payments XX/XX/XXXX(pgXX) which is missing payments for XX/XX/XXXX and XX/XX/XXXX. This loan was recently paid in full with a VCC refinance (pgXX) as documented on the HUD (considered as a comp factor). The subject propertyXXXX is free and clear. The subject property XXXX has no rating documented. Per the title (pgXX) there is a private mortgage for $XXX with XXXX dated XX/XX/XXXX. The loan file does not have a copy of the VOM from the private lender. The file included an approved exception (pg XXX), citing mitigating factors of low LTV and seasoned investor.
SDU3CTW3P4A	XXXX	3	2	3	2	2	2	*** (OPEN) Appraisal incomplete (missing map, layout, pages, etc) - EV 2
COMMENT:   The Appraisal Report reflects the purchase contract price as $XXX.  The final contract price is $XXX, the appraiser did not update the contract price to reflect $XXX

*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX.  The loan closed XX/XX/XXXX. The file did not include an approved exception.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past X months on the borrower’s primary residence. The file is missing evidence ofXX/XX/XXXX payment. The file did not include an approved exception.
RLJ4T2L5E2K	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
												COMMENT: The matrix requires a 5% reduction of the LTV for first time investors. The maximum LTV for a Traditional II transaction allowed is X%, the borrower is a first-time investor; therefore the max allowed is X%. The loan closed with a X% LTV. The file included an approved exception (pg X), citing mitigating factors of seasoned business and strong reserves.
4IUOIUNVM0N	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
												COMMENT: The guidelines (pgXX) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
N4ZR0QOOH0M	XXXX	3	2	3	3	2	2	*** (OPEN) Missing Documentation - EV 2
COMMENT:   The file is missing the Sitex report for the subject properties.

*** (OPEN) Credit history does not meet guidelines - EV 2
												COMMENT: The guidelines (pgX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects the borrower has only one account active in the prior 24 months with a high credit of $XXX,XXX.XX
0CDQ0JP35RN	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   Title seasoning < 12 months. The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower obtained ownership of the subject property of XX/XX/XXXX. The appraised value of $XX was used for qualifying purposes. The file included an approved exception (pgX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines (pgXX)  require a minimum DSCR for Owner/User,  Traditional II products to have a minimum DSCR of X%.  The loan closed with a DSCR of X%. The file included an approved exception (pgX), citing mitigating factors of low LTV and seasoned investor.

*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The file included an approved exception for No lease for loan amount > $XXX0. The approved exception (pgX), cited mitigating factors of low LTV and seasoned investor and owner user.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The file is missing evidence of XX/XX/XXXX payment. The file included an approved exception (pgX), citing mitigating factors of low LTV and seasoned investor.	*** (CURED) Borrower(s) Reserves Requirement (Fail) - EV R
COMMENT:   The loan approval requires X months P&I reserves in the amount of $XXXX. The file included a bank printout with XXXX bank dated XX/XX/XXXX reflecting a final balance of $XXXX.  The statement reflected the a transfer of $XXXXon XX/XX/XXXX from account XXX.  The file also included a bank printout with XXXX Bank, account XXXX dated XX/XX/XXXX  reflecting a final balance of $XXXX  The printout for account does not reflect the $XXXX transfer to acct XX  Reducing account XXby the $XX/XX/XXXX  transfer results in a final balance of $XXXX.  The file included evidence of reserves in the amount of $XXXX, which is short by $XXXX

*** (CURED) Mortgage missing / unexecuted - EV R
													COMMENT: The file is missing the fully executed mortgage.
1D1THI5O2F2	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
												COMMENT: The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg X), citing mitigating factors of seasoned investor.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The file is missing the final HUD executed or stamped by the settlement agent.
EDU4XTR2OTL	XXXX	3	2	2	3	2	2	*** (OPEN) Appraisal is 4 months after Note Date - EV 2
COMMENT:   The guidelines (pgXX)  indicate an appraisal report is valid for six (6) months from the date of valuation.  The appraisal (pgXX)  for property XXXX , is dated XX/XX/XXXX , which expired XX/XX/XXXX   The file included an approved exception (pgXX)  Missing Lease Agreement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was vacant.  The file did not include a lease for the subject property. The file included an approved exception (pgXX)  Value used by lender not supported - EV 2
												COMMENT: The guidelines (pgXX) for cash-out on recent purchases or Borrower on title < 12months; then the value estimate limited to the lessor of the original purchase price or the current appraised value. The subject property XX appraisal (pgXX) reflects the property was purchased for $XX on XX/XX/XXXX , which is XX months from subject note date of XX/XX/XXXX . The loan approval (pgXX) and analyst review (pgXX) indicate a value of $XX used for qualification, neither documents have a list of improvements to support the increased value. The file did not have an approved exception for the increased value used for qualification.
X4AFONNOTOY	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1  property types.  The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pgXX)  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report (pgXX)  reflects one open account reporting X months, with a $XXX balance and last activity reported as of XX/XX/XXXX .  The borrower does not have a two open accounts. The file included an approved exception (pgXX)  Missing Lease Agreement  - EV 2
COMMENT:   The subject is a refinance of (6) units consisting of X duplex buildings with the following addresses X, X, and X. The loan file contains (X) lease agreements (pgs X) where all units are accounted for, except for X. The loan file does contain a lease agreement (pgXX)  for X dated XX/XX/XXXX and a monthly rent of X. The loan file is missing the lease agreement for unit X.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contains a payoff demand (pgXX) with XXk #XX - Commercial Credit, which was paid on the final HUD (pgXX) indicates the mortgage with an original balance of $XX was opened XX/XX/XXXX The loan file is missing a VOM and cancelled checks or payment history for this mortgage. There was no approved exception for this.
IOHRYST322R	XXXX	2	2	2	2	2	2	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  Business Income in certain cases, business income/loss of rents coverage sufficient to protect against loss for a period of up to twelve (12) months may be required. The evidence of insurance (pgXX)  is a basic form and it does not reflect loss of rents/business income. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT:   The guideline (pgXX)  for Traditional loans require a minimum limit of liability with respect to bodily injury and property damage is $1 million per occurrence with a $2 million minimum general aggregate limit. Insurance must be written on an “occurrence” basis.   The file included evidence of insurance (pgXX)  reflecting liability limit in the amount of $1,000,000.  The policy does not indicate a $2,000,000 aggregate. The file included an approved exception (pgXX)  Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines (pgXX)  Irrevocable Trusts will be reviewed on a case-by-case. The subject transaction closed in an Irrevocable Trust named X, X, and X, as Co-Trustees of X Trust Dated XX/XX/XXXX  (pgXX)  Property Marketability Issues  - EV 2
												COMMENT: The guidelines (pgXX) structural deferred maintenance is a more serious form of deferred maintenance which could affect the soundness, structural integrity, or livability of the property. These may include but are not limited to: cracks or settlement in the foundation; water seepage; active roof leaks; curled or cupped roof shingles. In situations where structural deferred maintenance is observed by the appraiser and/or property inspector, the underwriter may require the repair work to be completed or offer a holdback. The appraisal (pgXX) [Section 7, F] indicates there is worn/damaged areas of exterior paint, siding, fascia, window frames, etc. Numerous areas of debris stacked around and against subject (health and safety issue). Roof is at it’s end of life, repaired as necessary (estimate of $X), missing/damaged flooring, mold/mildewlike substance on ceilings. The loan file contains a home inspection (pgXX) for the mildewlike substance, no concerns and repairs were made. All other deferred maintenance has not been addressed. The file included an approved exception (pg X), citing mitigating factors of low LTV and high FICO.
14MRUWPUFU0	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pgXX)  for Investor 1-4 allow a minimum loan amount of $XX.  The subject closed with a loan amount of $XX. The file included an approved exception (pgXX)  Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pgXX)  indicates first time homebuyers are ineligible for investment 1-unit properties. The borrower meets the definition of first-time homebuyer, based on section X.  The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines (pgXX) If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The file included a rent-free letter (pgXX) was completed by a family member. The file included an approved exception (pg X), citing mitigating factor of strong reserves.	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
COMMENT:   The guidelines (pgXX)  First Time Buyer indicates all borrowers must meet the mortgage/rental history requirements and have a minimum of 3 months PI reserves. The loan approval (pgXX)  indicates in the Credit Narrative, VCC has granted exceptions using strong reserves of over 12 months P&I. The assets verified (pgXX)  with XXXX #X & #Xtotal $XX,XXX as of XX/XX/XXXX. The final HUD (pgXX)  reflects funds needed for closing is ($XX).  12 months reserves of P&I is $XX. The borrower is short reserves by ($XX) or XX months.

*** (CURED) Title issue - EV R
													COMMENT: The title commitment (pgXX) Schedule B, Part I Requirements, #X reflects the subject entity XXXX, LLC, a XXXX. The subject entity is a XXXX per the entity documents provided (pg X). The subject note and mortgage are reported correctly.
VCKBFE5HNFU	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1  property types.  The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pgXX)  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report (pgXX)  reflects one open account reporting X months, with a $XXXX balance and last activity reported as of XX/XX/XXXX .  The borrower does not have a two open accounts. The file included an approved exception (pgXX)  Missing Lease Agreement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was 100% tenant occupied.  The file did not include lease agreements for the subject property.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains a payoff demand (pgXX) with XXX #XXXX - Commercial Credit, which was not paid on the final HUD (pgXX) reflects a current mortgage with XXX Bank for $XXX. The loan file is missing a VOM and canceled checks or payment history for this mortgage. There was no approved exception for this.
5UBKWGDOZ3C	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  wind/hail deductible/hurricane up to the lesser of X% or $XXXX is acceptable.  The evidence of insurance (pgXX)  reflects a deductible of X% of $XXXX, or $XXXX, which exceeds the allowed $XXXX. The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence.The file included a Sitex report for the borrowers primary residence which confirms the borrower is not the owner of the property. The file did not include evidence of the borrowers primary housing payment history or a letter of explanation to confirm the borrower lives rent free.	*** (CURED) Hazard Insurance - EV R COMMENT: The guidelines (pgXX) requires a policy number must be indicated. The evidence of insurance (pgXX) is missing the policy number.
SHPQM54FV21	XXXX	2	2	2	2	2	2	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX expired XX/XX/XXXX   The loan closed XX/XX/XXXX  The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT:   The transaction is a rate and term refinance.  The appraiser confirmed the property is XX% vacant as the apartment units were vacant at the time of inspection.  The file included leases, commencing XX/XX/XXXX .  The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pgXX)  Property listed for sale in past 12 months - EV 2
												COMMENT: The guidelines (pgXX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $X The appraiser noted the market value conclusion of $XX differs significantly from the previous sale price considering the renovations to the office area in late XXX, after the purchase. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investors.
O0HCWFGTORQ	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The subject is X with no lease.  The loan approval has an approved exception allowing based on a mitigated factor of strong reserves.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: Lender guidelines require a minimum score of X. The borrower has a qualifying score of X. The loan approval has an approved exception allowing based on a mitigated factor of strong reserves.
AQUWKBGNJNM	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was X Xoccupied.  The file did not include lease agreements for the subject property units. The loan file did not include an approved exception for this.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X. The borrowers’ qualifying score is XXX. The file included an approved exception (pg X), citing mitigating factor of low LTV.
KYW0ACWZPC5	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Lease Agreement - EV 2
COMMENT:   The subject property lease agreement (pgXX)  has been initialed throughout; however, there are several sections incomplete and the lease agreement is not fully executed by the landlord. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX)  require liens held by private parties must be verified with Verification of Mortgage (VOM) and; Cancelled checks from the borrower for the past 12 months. The loan file contained a LOE (pgXX)  from the borrower, a copy of the purchase HUD (pgs XX) with a purchase date of XX/XX/XXXX , and personal bank statements (gs X) to support payments made toXX  the XXXr [dates XX/XX/XXXX ]. The loan file also contains a water bill (pgXX)  to show proof of occupancy. The loan file does not include a copy of a VOM from the private lender verifying the payments. The file did not have an approved exception for this.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of 650. The borrowers’ qualifying score is 610. The file included an approved exception (pg 225), citing mitigating factor of low LTV.	*** (CURED) Missing Documentation - EV R COMMENT: The subject property is located in a PUD. The loan file does not contain a copy of the PUD documents.
23ZB4ZXPA52	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Months Reserves Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  months PI reserves required post-closing.  The borrower is a first time investor.  Th final HUD reflects required cash to close of $XX plus 3 month PI reserves of $XXfor a total of $XX required to be documented.  The file included a statement for X with a final balance of $XX, plus a statement with X with a final balance of $XX for a total combined balance of $XX.  The file is short verified funds of $X.

*** (OPEN) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the borrower to obtain a Business Interruption policy.  The evidence of insurance does not include business interruption.

*** (OPEN) DSCR Is Not Eligible - EV 2
												COMMENT: The DSCR does not meet guidelines. The guidelines (pgXX) require a minimum DSCR for Owner/User XX products to have a minimum DSCR of X%. The loan closed with a DSCR of .X%. The file included an approved exception (pgX), citing mitigating factors of seasoned business.	*** (CURED) Missing Title evidence - EV R COMMENT: The file is missing the preliminary title.
FMB0IMK4PST	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  requires all policies must be for a term of not less than one year. The evidence of insurance reflects a term of 6 months. The file included an approved exception (pgXX)  Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
												COMMENT: The matrix requires a 5% reduction of the LTV for first time investors. The maximum LTV allowed is X%, the borrower is a first-time investor; therefore the max allowed is 65%. The file included an approved exception (pg X), citing mitigating factors of strong reserves and seasoned business.
BYBRBUPRXJ2	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
												COMMENT: The subject property is a PUD and the loan file is missing the PUD documents. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.
ACZSONY5L52	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
												COMMENT: The subject property is a PUD and the loan file is missing the PUD documents. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.
GHIZ4LB0CZ0	XXXX	3	2	3	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum DSCR for X properties of Xx for loan amounts >$Xk. The loan closed with a DSCR of Xx. The file included an approved exception (pgXX)  Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The credit report (pgXX)  dated XX/XX/XXXX , reflects a mortgage with XXX  X and an original balance of $XXX,XXX. The payment history is through XX/XX/XXXX  and the account was opened XX/XX/XXXX  The loan has reported a 5*30-day late payments within last 12 months and 3*30-day late payment within last 24 months. [XX/XX/XXXX ]. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contains a bank account printout with XX #XX(pgs X) documenting monthly payments made from XX/XX/XXXX toXX/XX/XXXX . The loan file does not include a copy of a VOM from the private lender verifying the payments. The file did not have an approved exception for this.
FTARFZRYJ2H	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pgXX)  does not include loss of rents. The file did not include an approved exception.

*** (OPEN) Credit Report expired - EV 2
												COMMENT: The credit report dated XX/XX/XXXX expired XX/XX/XXXX . The loan closed XX/XX/XXXX . The file included an approved exception (pg X), citing mitigating factors of strong reserves.
P3PQCJZI0L2	XXXX	3	2	2	3	2	1	*** (OPEN) Fraud Alert on credit report - EV 2
												COMMENT: The credit report reflected a fraud for 1 years, beginning XX/XX/XXXX . The file did not include evidence the borrower was contacted prior to the extension of credit. The file did not include an approved exception.
1PXGCSJSMGV	XXXX	3	2	3	3	2	2	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The hazard policy (pgXX)  is paid under a blanket policy with an effective date of XX/XX/XXXX and the annual premium of $XXX was not collected on the final HUD (pgXX)  Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The credit report (pgXX)  dated XX/XX/XXXX , reflects a mortgage with XXX  and an original balance of $X The payment history is through XX/XX/XXXX , and the account was opened XX/XX/XXXX . The loan has reported a X*30-day late payment within last 90-days on XX/XX/XXXX . Additional late payment was reported on XX/XX/XXXX . The loan file does not include an approved exception for this.

*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pgXX)  Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinance only with a 2-year prepayment. The Real Estate Review (pgXX)  and the AVE (pgXX)  indicates the subject property was listed for sale onXX/XX/XXXX for $XX,XXX , several price reductions to $XXX,XXX on XX/XX/XXXX  and then cancelled at the same list price on XX/XX/XXXX . The subject note (pgXX)  reflects a 1-year prepayment and the Final HUD (pgXX)  reflects the borrower received $Xnet proceeds. The loan file does not include an approved exception for this.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contained a copy of the mortgage (pgXX) to a private lender [XXXX and XXXX] for $XXXX recorded on XX/XX/XXXX The loan file is missing proof of monthly payments and a VOM from the private lender. The loan file also contains an additional mortgage with original balance $XXXX recorded XX/XX/XXXX The loan file contains a printout of monthly payments (pgs X) made to the loan dated from XX/XX/XXXX toXX/XX/XXXX . The loan file does not include a copy of a VOM from the private lender verifying the payments.	*** (CURED) Missing Doc - EV R COMMENT: The loan file is missing a copy of the SiteX report for the primary residence located atXXXX, XX
OLFWG5WZVDI	XXXX	2	2	2	1	2	1	*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The matrix (pgXX)  allows a max XX% for Traditional I products and also requires a X% Reduction of LTV due to 1st time investor for a total max LTV allowed of XX%. The loan closed with a LTV of XX%. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the borrower’s primary residence. The file is missing evidence of XX/XX/XXXX and XX/XX/XXXX payment. The file included an approved exception (pg X), citing mitigating factors of seasoned business and high FICO.
0C14CZRQBPR	XXXX	3	2	1	3	1	2	*** (OPEN) Property Issues indicated - EV 2
												COMMENT: The appraised indicated there is evidence of roof or wall leak. The file did not include a cost to cure or an inspection to confirm if there was water damage.
OLR4Q1YYOKL	XXXX				1	1	1	1	1	1
DO4VDX3H1H1	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Reserves Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  months PI reserves required post-closing. The borrower is a first time buyer/investor; therefore 3 month PI reserves $XXXX is required to be documented.  The file included assets confirming a balance of $XX. The final HUD reflected required cash to close in the amount of $XX.  The total assets required to be documented is $XX  The file is short verified reserves in the amount ofXX. The file did not include an approved exception.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives XX. The file did not include an approved exception.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
												COMMENT: The matrix requires a X% reduction of the LTV for first time investors. The maximum LTV allowed for a Traditional I transaction is XX%. The borrower is a first-time investor; therefore the max allowed is XX%. The loan closed with a XX% LTV. The file included an approved exception (pg X), citing mitigating factors of high FICO and strong reserves.
3ERHTJCZ1YS	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  for property damage insurance requires the property is covered by a fire policy endorsed to include all the extended coverage perils and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under extended coverage. The evidence of insurance (pgXX)  reflects it is a special policy; however, wind/hail and named storm are both not included in the policy. The file does not include an approved exception for this.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum DSCR for Traditional I properties of Xx for loan amounts Xk. The loan closed with a DSCR of Xx. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT: The subject transaction is a refinance, the appraisal reflected the property was 3XX% or X units were vacant. The loan file included (6) unit lease agreements (pgs XXX). The file did not include a lease for the remainder two units. The file included an approved exception (pg XX), citing mitigating factors of high FICO, seasoned investor, and strong reserves.	*** (CURED) Missing Documentation - EV R
COMMENT:   The loan file is missing a copy of the SiteX for the current primary residence located at XX Street, Apt XX, XXXX. The loan file contains a copy of the borrower's current lease agreement (pgXX)  which is dated XX/XX/XXXX  - XX/XX/XXXX  and the borrower's drivers license (pgXX)  supports the same address. The loan file only contains a SiteX for XXXX, XX (pgXX)  Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contains a copy of the current note dated XX/XX/XXXX (pgXX) which documents the loan has matured as of XX/XX/XXXX The loan file contains bank statements with XXs #XXX (pgs XX) documenting monthly payments made from XX/XX/XXXX to XX/XX/XXXX , except for XX/XX/XXXX there was no monthly payment reflected on statement. The loan file does not include a copy of a VOM from the private lender verifying the payments. The file did not have an approved exception for this.
YKO2RO2BNFY	XXXX	3	1	3	1	1	1	*** (CURED) Lease Requirement - EV R
COMMENT:   The subject property is X occupied; however, the file is missing the lease agreement.

*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The file is missing evidence the subject payment history for the first and second lien.
W3ZABGVMEIU	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Canceled rent checks from the Borrower for the past 12 months. The file included a lease agreement rent receipt checks for 12 months.  The rent receipt checks indicated the monthly rent was paid in cash.  Additionally, the receipts reflected the same XXXX check numbers for all of the receipts (X) as well as two of the check receipts reflected dates of XX/XX/XXXX  and XX/XX/XXXX  The file did not include a verification of rent from the landlord and properly documented canceled checks.  The file did not include an approved exception.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pgXX)  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflected a total of X accounts, with two reporting 24+ plus months; however, one of the accounts

*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The subjects current lien does not require monthly payments per the letter of explanation. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
2FINZQX1FBU	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Flood Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  confirm Flood deductible up to 2% is acceptable. The evidence of flood insurance reflects total coverage of $XXX with a deductible of $XXXor X%.

*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pgXX)  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects the borrower has one open and active account with a  high credit of $500. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.
RNIZZ50AHIO	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement.  The guidelines (pgXX)  require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The borrower is on a payment plan.  The file included an approved exception (pgXX)  DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines (pgXX)  require a minimum DSCR for Traditional II products to have a minimum DSCR of X%.  The loan closed with a DSCR of .X%. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  wind/hail deductible up to the lesser of X% or $XX is acceptable.  The evidence of insurance (pgXX)  reflects a wind deductible of X%, of $XXXX, or $XXX, which exceeds the allowed XX.

*** (OPEN) Lease Requirement  - EV 2
COMMENT:   The file has Expired & incomplete leases.The Lease with XXXX is expired and not executed. The Lease with XXXX is not executed by the landlord. The file included an approved exception (pgXX)  Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The VCC loan# XXXX has a 1*60 for XXXX payment plus multiple 30 day lates within 12 months.  The borrowers primary housing history reflects a 1*30 for 9.2023 payment. The payment history for the subject property reflects a payment history of 4*60 within 12 months.  The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pg 41), Liens held by private lenders require a verification of mortgage and canceled checks from the borrower for the past 12 months. The file did not include the VOM for the subject property. The file included an approved exception (pg 289), citing mitigating factors of strong reserves.
RBOMZPBXBDY	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  Rural Property ineligible - EV 2
												COMMENT: The guidelines (pgXX) indicate Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The population is XX and the closest city with a population of $XXXis X miles from the subject. The file did not include an approved exception.
MOWPUIEKBAT	XXXX	3	2	3	2	2	2	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines (pgXX)  Contract for Deed /Land contracts indicates cash out to the borrower is generally not permitted but must be reviewed case by case. Twelve months of ownership seasoning is required, and the LTV is based on the appraised value. Twelve months of cancelled checks for the land contract are required. The VOM documentation (pgXX)  reflects the subject property was purchased as a Bond for Deed for $XXX dated XX/XX/XXXX  and the seller holds the mortgage on the property. The file has a (pgXX)  servicer record of payments from XX/XX/XXXX  to XX/XX/XXXX  or X  months of payments, and bank statements to support payments (pgs X) made for XX/XX/XXXX  thru XX/XX/XXXX  or 5 months of payments. The file did not have any reserves listed for use. The final HUD (pgXX)  reflects the borrower received $XXX in cash proceeds from the loan transaction. The file did not include an approved exception.

*** (OPEN) Value used by lender not supported - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX  for $XX The value of $XX was used for qualifying purposes. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) servicer record of payments for the subject property from XX/XX/XXXX to XX/XX/XXXX or X months of payments, and bank statements to support payments (pgs X) made for XX/XX/XXXX thru XX/XX/XXXX or 5 months of payments. The file included an approved exception (pg XX/XX/XXXX ), citing mitigating factors of seasoned investor
JDHAJ0TPPNY	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types or traditional 2 Owner User properties are required to obtain a Business Interruption policy.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
												COMMENT: The matrix (pgXX) reflects the maximum LTV allowed for a Traditional I transaction is X%. The loan closed with a LTV ofX%. The file included an approved exception (pg X), citing mitigating factors of strong reserves.
T4PTEWXRZEP	XXXX	2	2	2	1	2	1	*** (OPEN) Credit Report expired - EV 2
COMMENT:   The credit report dated XX/XX/XXXX  expired XX/XX/XXXX  The loan closed XX/XX/XXXX . The file included an approved exception (pgXX)  Ineligible Location - EV 2
COMMENT:   The matrix (pgXX)  indicates there are ineligible lending locations nationwide. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
												COMMENT: The transaction is a refinance and one of the units is X. The file included an approved exception (pg X), citing mitigating factors of low LTV and high FICO.
I4DS3G2VRZ5	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
												COMMENT: The guidelines (pgXX) wind/hail deductible up to the lesser of X% or $XXX of loan amount is acceptable. The evidence of insurance (pgXX) reflects a wind deductible of X %, which exceeds the allowed X%. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
JOAKXWOCVQJ	XXXX				1	1	1	1	1	1
FHWVYFXPKSX	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
												COMMENT: The subject transaction is a purchase of a Mixed Use building that consists of 2 apartment units and 1 commercial space. The subject property is currently X% vacant, whereas the XXXX-bedroom apartment is leased until XX/XX/XXXX [new lease is required per the current lease in the loan file (pg X)] for FloorXunit. The X-bedroom apartment is currently X and is move-in ready. The commercial space is also X and has been for the past 2 years. The borrower intends to occupy the commercial space with his business X Inc at the close of escrow. The subject property is located in X. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and strong reserves.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The final master HUD executed by the borrower or stamped by the settlement agent is missing.
XIKD2DRWI5J	XXXX	3	1	3	1	1	1	*** (CURED) Assets are not sufficient to close - EV R
COMMENT:   The final HUD (pgXX)  reflects funds required to close is ($XX). The loan file contains asset statements (pgs X) with X #XXXX  $XXXX , and XXXX  #X  $XXXX. Total assets of $XXXX. The assets are short by ($XX).

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
													COMMENT: The subject property is a Condo. The loan file contains a copy of the HOA Certificate of Liability Insurance (pgXX) which indicates the HOA is required to have insurance coverage. The loan file has a copy of the HO6 policy for the borrower (pgXX) which indicates coverage of $XXXX for the dwelling. This coverage alone does not cover the loan amount of $XXXX The loan file is missing a copy of the HOA Master Insurance Policy to determine the coverage on the subject unit, which includes the mortgagee clause, loan number, and borrower information.
AC3EBP20IXR	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pg1) indicates there are ineligible lending locations nationwide. The file included an approved exception (pgXX)  Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
												COMMENT: The matrix (pgXX) allows a max XX% for Traditional II products and also requires a X% Reduction of LTV due to 1st time investor for a total max LTV allowed of XX%. The loan closed with a LTV of XX%. The file included an approved exception (pg X), citing mitigating factor of other and strong reserves.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R COMMENT: The guidelines (pgXX) only provides the buyer information.
SORO4UOS4HI	XXXX	3	2	3	1	2	1	*** (OPEN) Occupancy- Potential Occupancy Misrepresentation - EV 2
COMMENT:   The appraisal (pgXX)  indicates the subject property’s current owner of record is the borrower XXXX and XXX and X and X. The appraisal also indicates the subject property is tenant leased, but a copy of the lease was not furnished to the appraiser. The loan file contains the lease (pgXX)  which indicates that the tenants of the property since XX/XX/XXXX are X and X The SiteX report for the subject property (pgXX)  reflects there was a intra-family transfer dated XX/XX/XXXX  The credit report dated XX/XX/XXXX (pgXX)  for XXXX also support primary residence address is the same as borrower's XX. The loan file did not contain an approved exception for this.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  consists of a payment history from servicer and a LOE from X that he pays the mortgage, and that X is on the deed. The loan file also contains business bank statements (pgs X) from the borrowing entity X X , where it confirms the monthly mortgage payments of $XX for the primary residence are paid. The credit report dated XX/XX/XXXX for XXXX was provided (pgXX)  which confirms the HELOC with X Bank for $X attached to the primary residence, these monthly payments are reflected on the business bank statements (pgXX)  for $X. This HELOC is confirmed on SiteX to be attached to the primary residence (pgXX)  which was opened XX/XX/XXXX . The loan file did not contain an approved exception for this.

*** (OPEN) Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines indicate all existing liens and judgments must have been paid or released.  The final HUD  (pgXX)  reflected a payment of $XXXX  paid to X . The loan file contains a settlement agreement and mutual releases document where a Default of Judgment of $X as of XX/XX/XXXX was entered against the borrower’s entity (pgXX)  reflects a charge off with XX for $XX, this was not paid on the final HUD.  The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X. The borrowers’ qualifying score is X. The file included an approved exception (pg X), citing mitigating factor of low LTV.
WBLGSLJLD5W	XXXX	3	2	3	1	2	1	*** (OPEN) Missing Lease Agreement - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was X% tenant occupied.  The loan file contains a lease (pgXX)  that  is missing all pages to the lease agreement. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the borrower’s primary residence. The guidelines (pgXX)  require liens held by private parties must be verified with Verification of Mortgage (VOM) and; Cancelled checks from the borrower for the past 12 months. The loan file contained a LOE (pgXX)  from borrower, a copy of the purchase HUD (pgXX)  dated XX/XX/XXXX , and copies of checks (pgs XXX) dated from XX/XX/XXXX  to XX/XX/XXXX  to show payments made to XX (the seller of property).  The loan file is missing a VOM from the private mortgage lender and cancelled checks to support. The HUD does not have any interest collected to cover the first payment due; therefore, it appears there is a missing month for XX/XX/XXXX . The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and; Cancelled checks from the borrower for the past 12 months. The loan file contained a VOM (pgXX) from the private lender dated XX/XX/XXXX that supports payments made for 12 months. The loan file is missing the cancelled checks to support the payments made. The file did not have an approved exception for this.	*** (CURED) Title issue - EV R
													COMMENT: The guidelines (pgXX) Title Insurance vesting requirements for a refinance transactions must have evidence that title is vested in subject Borrower(s), but is not limited to the borrower(s) only as additional non-borrowing individuals may be allowed on title at the underwrites discretion. The title commitment (pgXX) is vested in the name of XXXX. The subject note (pgXX) closed in the name of XXXX. The title is missing the LLC in the vested name.
BSHP12Y3A4B	XXXX				1	1	1	1	1	1
MPBTWKXCCY4	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pgXX)  does not include loss of rents. The file included an approved exception (pgXX)  Occupancy does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pgXX) states Velocity makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. Consumer loans are defined as a loan to one or more individuals for household, family, or other personal expenditures. The subject transaction is a purchase of a single-family residence. The seller of the subject property and the buyer are family members. The file included a lease agreement reflecting the tenant as XXXX The current seller is the owner of XXXXc, which is a family member.	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the sitex property report for the subject property.

*** (CURED) Hazard Insurance - EV R
													COMMENT: The guidelines (pgXX) require the named insured in each policy must be the owner of the real estate securing the loan with X and/or any X affiliates named as additional insured. The evidence of insurance (pgXX) reflects the insured as an individual. The loan closed in the name of XXXX.
IJN1CWFIUXP	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional  2 property types.  The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  wind/hail deductible up to the lesser of 5% or $25,000 of loan amount is acceptable. The evidence of insurance (pgXX)  reflects a wind deductible of 2% of XXXX, or $28,000, which exceeds the allowed $25,000. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
												COMMENT: The subject lease agreement (pgXX) indicates in Section 2, the original dates of XX/XX/XXXX , and includes an extension period of five years. The extension period shall be exercised by Tenant giving written notice to Landlord at any time prior to the expiration of the lease. The holdover clause section 19 (pgXX) does not support the lease is automatically extended by the landlord. The loan file does not have proof the lease was extended for an additional 5 years. There is not an approved exception for this.
5T3XDPDUNPW	XXXX	2	2	2	1	2	1	*** (OPEN) Fraud Alert on credit report - EV 2
COMMENT:   The credit report reflected a fraud for 7 years, beginning XX/XX/XXXX   The file did not include evidence the borrower was contacted prior to the extension of credit

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
												COMMENT: "The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free"
I1GINYAKG2G	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
												COMMENT: The guidelines (pgXX) requires a minimum DSCR of X% for Traditional I transactions with a loan amount greater than $X. The loan closed with a loan amount of $Xand DSCR of .X%. The file included an approved exception (pg X), citing mitigating factor of low LTV.
N4C2FCSX5J3	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  indicate blanket policies are acceptable when the policy reflects, there is a mortgagee clause, naming X as additional insured, that is specifically applicable to the property. The evidence of insurance (pgXX)  reflects the subject policy is a blanket policy. The file included an approved exception (pgXX)  Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  for rental payment history require 12-month payment history to be verified. The loan file contains a VOR LOE (pgXX)  indicating the borrower lives rent-free with parents. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pgXX) require a minimum credit score of X. The borrower's qualifying score is X. The file included an approved exception (pg X), citing mitigating factor of low LTV.	*** (CURED) Collections, liens or judgments not paid at closing - EV R
													COMMENT: The title commitment (pgXX) reflects two judgments of which one was not reflected on the HUD. The loan file contains a payoff (pgXX) to XXXX dated XXXX through the XXXX with a payoff balance of $XXXX (associated to XXXX). The final HUD (pgXX) does not reflect the payoff to XXXX for $XXXX.
1MFQEGABTLX	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
												COMMENT: The guidelines (pgXX) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental Policy. The guidelines (pgXX) Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pgXX) includes loss of use coverage; however, the policy does not indicate it is a landlord/rental policy. The policy also does not include the type of insurance. The loan file does not include an approved exception for this.
ZYX2Y1THAMM	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pgXX)  allows a max 70% for Traditional II products and also requires a X% Reduction of LTV due to 1st time investor for a total max LTV allowed of X%. The loan closed with a LTV of X%. The file included an approved exception (pgXX)  Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pgXX)  for Traditional allow a minimum loan amount of $X. The subject loan closed with a loan amount of $X. The file included an approved exception (pgXX)  Fraud Alert on credit report - EV 2
COMMENT:   The credit report (pgXX)  reflected a fraud alert for X years, beginning XX/XX/XXXX .  The file did not include evidence the borrower was contacted prior to the extension of credit.

*** (OPEN) HOA Certificate  - EV 2
COMMENT:   The subject is a Retail Condominium. The loan file contains a copy of the Master HOA insurance policy (pgXX)  Hazard Insurance - EV 2
COMMENT:   The loan file contains a copy of the HOA Master Insurance policy (pgXX)  and provisions; however, the loan file is missing proof of the mortgagee/lender, borrower, loan number have been added to the associated policy for the subject transaction.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the primary residence. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contains bank statements with X #X (pgs X) documenting monthly payments made from XX/XX/XXXX This account is not in the name of the borrower. The loan file does not include a copy of a VOM from the private lender verifying the payments. The file did not have an approved exception for this.
K3Q20FONKNV	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: The guidelines (pgXX) indicate Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties. The evidence of insurance included a coinsurance policy. The file included an approved exception (pg X), citing mitigating factors of high FICO.	*** (CURED) Asset documentation does not meet guideline requirment - EV R
													COMMENT: The file included a bank printout for XXXs Account #X; however, the statement was not provided to confirm the borrower is owner of the account.
HIKQJGNLT0M	XXXX	3	2	3	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X.  The borrowers’ qualifying score is X The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
COMMENT:   The guidelines (pgXX)  Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The appraisal (pgXX)  indicates the population of the town of X is XXXX and the nearest city with population over 100,000 is X miles away to X.  The file did not include an approved exception for this.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the primary residence. The SiteX (pgXX) reflects an additional lien on the primary with FHA for $X as of XX/XX/XXXX This lien is not report on the credit report (pg X). The loan file does not have any documentation to support. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and strong reserves.
BKHZ4WWU23A	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  requires 1-4 Tenant Occupied; Landlord insurance policy containing loss of rents loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The HOI (pgXX)  reflects Loss of use; however, does not reflect the policy is Landlord/Rental. The loan file did not include an approved exception for this.

*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The loan file contains 12 months cancelled checks dated from XX/XX/XXXX . The loan file is missing the XX/XX/XXXX  payments. The file included an approved exception (pgXX)  Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX  for $X. The value of $X was used for qualifying purposes. The loan file contains a list of recent improvement to the subject (pgXX)  since purchase that documents $X for unit 1 and $X for unit X The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past X months. The loan file contains canceled checks (pgs X) documenting monthly payments made from XX/XX/XXXX made out to XX. The loan file does not include a copy of a VOM from the private lender verifying the payments.
BZ54FIEZBUV	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
												COMMENT: The guidelines (pgXX) require Purchases without escrow accounts require evidence that the first-year premium has been paid, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-1 Settlement Statement. The final HUD (pgXX) does not reflect the full year premium of $X paid. The evidence of insurance (pgXX) reflects the premium is on a Full Pay Payment Plan. The file included an approved exception (pg X), citing mitigating factor of high FICO.
Y4JRDO1UKFX	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X The borrowers’ qualifying score is X The file included an approved exception (pgXX) with mitigating factor of seasoned investor.
04PVMQIYFSR	XXXX	3	2	3	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pgXX)  indicates If there is a mortgage that (I) is not rated on the credit report; (II) was not reported within 90 days of the credit report date; or (III) is disclosed on the loan application but not reported on the credit report, the underwriter will confirm that the account is not two or more payments past-due as of the date of the application. Borrower has three mortgages reporting on the credit report (pgXX)  with one mortgage with XXXX reporting the date of last activity on XX/XX/XXXX   The file did not include evidence of the mortgage payments through the closing on XX/XX/XXXX The file did not include an approved exception.

*** (OPEN) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX  for $X. The value of $X  was used for qualifying purposes. The loan file contains a list of recent improvements to the subject (pgXX)  since purchase that documents $X  The file included an approved exception (pgXX)  Lease Requirement  - EV 2
												COMMENT: The subject transaction is a refinance, the appraisal reflected the property was 100% tenant occupied. The file did not include lease agreements for the subject property. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and strong reserves.
FDNLU02H5EX	XXXX				1	1	1	1	1	1
V3KXHGZH310	XXXX	2	2	2	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
												COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over 100,000 is over 100 miles away and XXXX miles from population of X as of XX/XX/XXXX . The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.
YS3YFBDCL11	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contained a bank statement for XXXX #XXX (pgXX) from the borrower, and a copy of the payment history for XX/XX/XXXX (pgs 3X). The loan file also contains a copy of a promissory note (unexecuted) and additional documents (pgs X) supporting a first payment date of XX/XX/XXXX . The loan file does not include a copy of a VOM from the private lender verifying the payments. The file did not have an approved exception for this.	*** (CURED) Missing Doc - EV R COMMENT: The subject property is in a PUD. The loan file is missing the PUD documents. There was not an approved exception for this.
OHYI4SG1FXC	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  wind/hail deductible up to the lesser of X% or $Xof loan amount is acceptable. The evidence of insurance (pgXX)  does not reflect a wind/hail deductible. The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
												COMMENT: The guidelines (pgXX) Properties located in a town or city with less than X population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The guidelines (pgXX) Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The town of XXX population search is under 25,000 and the nearest city with a population over 100,000 is XX, X and is approximately over 25 miles from subject. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.
VIFWMUTALSD	XXXX	3	2	3	2	2	2	*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pgXX)  Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The Subject property was listed for sale XX/XX/XXXX   The subject loan closed as a cash out refinance with a 12-month prepayment. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The credit report reflected the borrowers primary residence date of last activity of XX/XX/XXXX The file is missing evidence of the borrower primary residence payment for XX/XX/XXXX . The file did not include an approved exception.	*** (CURED) HOA Certificate - EV R COMMENT: The subject is an attached PUD/Townhome. The file is missing the HOA documentation.
DXLHI24INFK	XXXX				1	1	1	1	1	1
4RNGRBDQ5VU	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co.  Insurance escrows were not collected. The borrower is on a payment plan. The file included an approved exception (pgX), citing mitigating factors of seasoned investor and seasoned business.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X.  The borrowers’ qualifying score is X. The file included an approved exception (pgX), citing mitigating factors of seasoned investor and seasoned business.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgX), Liens held by private lenders require a verification of mortgage and canceled checks from the borrower for the past 12 months. The file included canceled checks; however, the verification of mortgage was not provided.
ONZXN2M235O	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  indicate Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties.  The evidence of insurance included a coinsurance policy. The file included an approved exception (pgXX)  Missing Lease Agreement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was X tenant occupied. The loan file contains (pgs X) two lease agreements for the subject. The lease (pgXX)  is dated XX/XX/XXXX  through XX/XX/XXXX  for $X per month and no month-to-month clause indicated. The lease is expired. The lease (pgXX)  is dated XX/XX/XXXX  - XX/XX/XXXX for $X per month and no month-to-month clause indicated. The lease is X The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) and a lender payment rating (pg X). The file does not contain a copies of the cancelled checks from the borrower. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.
MKRCY1UQJDR	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past 12 months from borrower. The loan file contains a VOR LOE (pgXX)  indicating the borrower previously lived rent-free from XX/XX/XXXX  until XX/XX/XXXX  when the borrower moved to the current address located at X. The loan file contains bank statements for X (pgs X) documenting monthly payments made to the owner XXXX from XX/XX/XXXX . The loan file contains a SiteX report (pgXX)  verifying the name of the owner. The loan file is missing a full 12 months of rental history. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X  The borrowers’ qualifying score is X. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains copies of cashier checks (pgs X) supporting monthly payments made from XX/XX/XXXX The loan file contains a copy of the current note for the subject lien (pgXX) that is documenting a payment of $X and first payment due is on XX/XX/XXXX . The loan file does not have a copy of the XX/XX/XXXX payment and is missing a copy of the VOM from the private lender. The file did not have an approved exception for this.
N1GPL51BCQG	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past X months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains a LOE (pgXX) dated XX/XX/XXXX indicating there was no 12 month mortgage history as the current loan is a XXXX loan. The loan file contains a payoff demand to X (pgXX) and is supported by title (pgXX) which reflects an annual interest rate of 0% and maturity date of XX/XX/XXXX The loan file also has a copy unexecuted modification and extension agreement (pgXX) which extended the maturity date to XX/XX/XXXX The loan file does not have a copy of the VOM(s) from each of the private lenders mentioned above. The file did not have an approved exception for this.	*** (CURED) Missing Documentation - EV R COMMENT: The loan file is missing a property profile report or the SiteX for the borrower's primary residence located at XXXX,XXXX.
JBEZIRMAVB5	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The file did not include evidence of the borrowers primary housing payment history.  The file included a sitex report for property X; however, the owner of record has a last name of XXXX, the borrower is X.  The file did not include evidence they are one in the same.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
COMMENT:   The matrix requires a X% reduction of the LTV for first time investors.  The maximum LTV allowed for a Traditional II transaction is X%. The borrower is a first-time investor; therefore the max allowed is X%.  The loan closed with a LTV of X% .

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X.  The borrowers’ qualifying score is X. The file included an approved exception (pgXX)  Seller contributions exceed guideline limit - EV 2
												COMMENT: The guidelines (pgXX) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed X% of the purchase price or VCC value. The final HUD (pgXX) reflected the seller provided a $X credit in addition to $X commission paid from the realtor for a total of X% of the purchase price.
TPFJCSZ2POP	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X. The borrowers’ qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.
VXW1OS2U0H5	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types.  The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. Additionally, The guidelines (pgXX)  require Purchases without escrow accounts require evidence that the first-year premium has been paid, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-1 Settlement Statement. The final HUD (pgXX)  does not reflect the full year premium of $X paid.  The loan file contains a payment plan (pgXX)  with the insurance company with due date of XX/XX/XXXX  The file included an approved exception (pgXX)  CLTV exceeds guidelines - EV 2
COMMENT:   The guidelines (pgXX)  Subordinate financing is acceptable on certain transactions. The subordinate financing should have a minimum term of 3 years and the allowable combined Loan-to-Value (CLTV) is X%. The loan file is documented with subordinate financing (pgXX)  from the seller [XLLC] in the amount of $X with a maturity date of XX/XX/XXXX . The CLTV is X%. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
												COMMENT: The loan file contains lease agreements for each of the X-units (pgs X). The loan file is missing page(s) X for the Unit 1 (pgXX) lease and for the Unit X (pgXX) lease. The loan file does not include an approved exception for this.
SZA3AX0U1OU	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: The guidelines (pgXX) Purchase transactions without escrow accounts require a paid receipt for the first-year premium, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-I Settlement Statement. The evidence of insurance reflects a monthly payment plan was established and the final HUD does not reflect the first month payment was paid. The file did not include an approved exception.	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the executed insurance waiver disclosure.

*** (CURED) Guaranty is Missing  - EV R
COMMENT:   The file is missing the executed Unlimited Guaranty.

*** (CURED) Mortgage missing / unexecuted - EV R
COMMENT:   The file is missing the executed 1st lien mortgage.

*** (CURED) Note is missing or unexecuted - EV R
													COMMENT: The file is missing the executed 1st lien note.
WKCV3OWPRA3	XXXX				1	1	1	1	1	1
WSSPQ0JGJBR	XXXX				1	1	1	1	1	1
00BG21OLWZV	XXXX	3	2	3	1	2	1	*** (OPEN) Cash Out Amount Exceeds Guidelines - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX  for $XX. The value of $X was used for qualifying purposes.  The file included a schedule of improvements (pgXX)  in the amount of $ X In addition, the final HUD from the purchase (pgXX)  had a $X  rehab holdback. The loan file did not include an approved exception for this.

*** (OPEN) Missing Lease Agreement  - EV 2
												COMMENT: The subject transaction is a refinance, the appraisal reflected the property was vacant. The loan file contains a copy of a lease agreement (pgXX) dated XX/XX/XXXX with a end date of XX/XX/XXXX The subject Note is dated XX/XX/XXXX . The lease is signed by the tenant and landlord; however, the lease is not fully executed on all pages.
HHT0ZPCHSKR	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   Lender guidelines pageX requires a DSCR of X and the subject DSCR is X.   The loan approval has an approved exception allowing based on mitigated factors of low LTV and high FICO.

*** (OPEN) Missing Lease Agreement  - EV 2
												COMMENT: The loan file has incomplete/expired leases. The loan approval has an approved exception allowing based on mitigated factors of low LTV and high FICO.
VJPDCNXMMBX	XXXX				1	1	1	1	1	1
2U30QVGAY31	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional  2 property types.  The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
												COMMENT: The guidelines (pgXX) wind/hail deductible up to the lesser of 5% or $25,000 of loan amount is acceptable. The evidence of insurance (pgXX) reflects a wind deductible of X%, which exceeds the allowed X%. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
TH11ZNST43Y	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The credit report (pgXX)  dated 2.9.2024, reflects the mortgage for the primary residence  with XXXX with an original balance of $XXXX. The payment history is through XXXX. The loan has reported a 2*30-day late payment within last 12 months of credit report date [12.2023 and 1.2024]. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pgXX) require a minimum credit score of 650. The borrowers’ qualifying score is 637. The file included an approved exception (pg 228), citing mitigating factors of low LTV and strong marketing trends.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final master HUD  executed by the borrower or stamped by the settlement agent is missing from the loan file. The loan file contains an Estimated HUD which is signed (pgXX)  Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) from the private lender for payments XX/XX/XXXX . The file does not contain a copy of the cancelled checks or bank statements to support payments from the borrower. The loan file did not include an approved exception for this.
ECSKW2HAC5T	XXXX	3	1	3	1	1	1	*** (CURED) Condo HOA Documentation - EV R
COMMENT:   The file is missing the condo questionnaire.

*** (CURED) HUD is not fully executed - EV R
													COMMENT: The guidelines (pgXX) requires a final settlement statement on all transactions to include both the borrower and seller information. The final settlement statement, does not include the seller information.
LR5KBD112C2	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance does not include loss of rents.  The file included an approved exception (pgXX)  Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pgXX)  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts.  The credit report reflects one open and active account.  The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT:   The lease is not fully executed.  Page X is not executed by the landlord or tenant. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of XXX.  The borrowers’ qualifying score is XXX. The file included an approved exception (pgXX)  Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The payoff, good through XX/XX/XXXX  reflects the next payment due is XX/XX/XXXX .  The loan closed XX/XX/XXXX .  The loan did not include an approved exception for the late payment history.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X.  The borrowers’ qualifying score is X. The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
COMMENT:   The guidelines (pgXX)  indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral.  A search of the property confirms the population is Xas of X The nearest city with a population of over X is X miles away. The file did not include an approved exception.

*** (OPEN) Third Party Compensation Exceeds - EV 2
COMMENT:   The matrix (pgXX)  reflects a maximum compensation of 5% of the loan amount, including broker fees.  The final HUD (pgXX)  reflects 5% of the loan amount points in the amount of $XXXX plus an additional broker fee payable to XXXX in the amount of $7,580 resulting in a total of 7.58% of broker compensation.  The initial loan application (pgXX)  reflects the broker as XXXX

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property . The file is missing evidence of 2.2024 payment for the subject property. The file included an approved exception (pg 232), citing mitigating factors of strong reserves and re-established credit.
P3ZIGIPREYD	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  requires a minimum DSCR of X.% for Owner/UserTraditional I transactions with a loan amount greater than $X.  The loan closed with a loan amount of $X and DSCR of .X%.  The file included an approved exception (pgXX)  Lease Requirement  - EV 2
												COMMENT: The transaction is a refinance and X% of the property is X. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and high FICO.
UJXWFCFW5CY	XXXX	3	2	3	1	2	1	*** (OPEN) Fraud Alert on credit report - EV 2
COMMENT:   The credit report reflected a fraud alert for 1 year, beginning XX/XX/XXXX .  The file did not include evidence the borrower was contacted prior to the extension of credit.  The file did not include an approved exception.

*** (OPEN) Purpose does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) Contract for Deed /Land contracts indicates cash out to the borrower is generally not permitted but must be reviewed case by case. The VOM (pgXX) confirms the subject property was purchased as a Purchase for Deed for $XXX dated XX/XX/XXXX . The final HUD (pgXX) reflects the borrower received $XXXX in cash proceeds from the loan transaction. The file did not include an approved exception.
SULOAOU4ICY	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT: The subject transaction is a refinance, the appraisal reflected one of the properties was vacant. The file did not include a lease for one of the properties. The leases for the two additional properties are expired.	*** (CURED) Missing Documentation - EV R
COMMENT:   The file is missing the executed Insurance Waiver.

*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The credit report reflected the last activity date of 1.2024. The file is missing evidence of the borrowers primary residence payment history for XX/XX/XXXX and XX/XX/XXXX
WXZIEAGPNZ0	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
												COMMENT: The guidelines (pgXX) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pgXX) does not include loss of rents. The file did not include an approved exception.
5XMMVFYIN2H	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT: Lender guidelines section X states policy must contain Law and Ordinance endorsement for traditional 2 loans. The hazard insurance does not include this coverage. The loan approval has an approved exception allowing based on mitigated factor of being a seasoned investor.	*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: Lender guidelines allow a maximum number of late mortgage payments of 1x30 with non in the last 90 days and must be current. The loan file is missing evidence the primary housing mortgage is paid current thru XX/XX/XXXX to verify this guideline has been met. According to the loan application (p.X), the borrower resides a XX, XX; however, does not list a mortgage for the property. There is an unsigned loan application that reflects the X #X (p.X). The credit report reflects this mortgage paid thru XX/XX/XXXX The loan file is missing evidence the XX/XX/XXXX payment has been made.
F0NTILBHRSP	XXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
COMMENT: The guidelines (pgXX) Properties located in a town or city with less than 2,500 population will be classified as rural and are not eligible collateral. Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The town of XXXX, X population search is under 25,000 and the nearest city with a population over XXX is XX, X and is approximately over 25 miles from subject. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.	*** (CURED) Missing Documentation - EV R
COMMENT:   The Sitex for the subject property (pgXX)  reflects there are three liens open on the subject; (1) $X recorded XX/XX/XXXX  with X., (2) a lien for $XXX recorded on XX/XX/XXXX  with XXXX LLC, and (3) another lien for $XX  with a recording date of XX/XX/XXXX  with XXXX . The final HUD (pgXX)  reflects the only lien paid is for XXXX (XXXX II) in the amount of $XXX. The subject appraisal (pgXX)  has a property record card the appraiser pulled on the subject which also reflects the same three liens recorded in public record on the subject property, whereas the lien for $XXX has a different lender name of XX The  loan file is missing documentation to support the liens for $X with XXXX Inc. and the lien for $XX with XX LLC or XX has been satisfied.

*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains business bank statements with XX #XXXX (pgs X) documenting monthly payments made from XX/XX/XXXX to XXX Serv for $XX. The loan file contains a VOM (pgXX) for XXXs for account #X, with an original balance of $Xand origination date of XX/XX/XXXX The Sitex for the subject (pgXX) reflects there are three liens open on the subject; (1) $X recorded XX/XX/XXXX with X Inc., (2) a lien for $X recorded on XX/XX/XXXX with XI LLC, and (3) another lien for $X with a recording date of XX/XX/XXXX with X LLC. The loan file does not include a copy canceled checks for current lien we are paying off with X for $X to go with the VOM (pgXX) in file. The loan file is missing supporting documentation for the monthly payments made to X LLC since XX/XX/XXXX and a VOM from the private lender.
N30VJHK5ST5	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet minimum loan amount requirements - EV 2
												COMMENT: The guidelines (pgXX) indicates minimum loan amount for permanent financing for an investor 1-4 is $XXXX. The loan closed with a loan amount of $XXXX. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
KB13OCRQTFI	XXXX				3	2	3	1	2	1		*** (OPEN) Verification of Mortgage (VOM) - EV 2 COMMENT: The guidelines (pgXX) for the subject property; however, canceled checks were not provided. The file did not include an approved exception.
X5XQ1DMIXJR	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
COMMENT:   The guidelines (pgXX)  Properties that are vacation homes or second homes are considered owner occupied if the borrower or their immediate family use or intend to use the property for more than 14 days. Underwriters must verify past/intended use and be careful to ensure compliance with this guideline. The subject transaction is a refinance and the subject appraisal (pgXX)  indicates the subject property is tenant occupied. The loan file contains (pgXX)  an Assignment of Lease, Rents and Security Deposits Agreement dated XX/XX/XXXX  The document indicates the Lessor isXXXX  Inc is the Lessor and XXXX  are referred to the X or X. In addition, the document indicates that X and X are referred as the Tenant. The rent is confirmed to be $X per month and is paid through XX/XX/XXXX  The loan file does not contain a copy of the lease agreement that was to be attached to this agreement and it appears this is a family member occupying the subject.

*** (OPEN) Missing Lease Agreement  - EV 2
COMMENT: The subject transaction is a refinance and the subject appraisal (pgXX) indicates the subject property is tenant occupied. The loan file contains (pgXX) an Assignment of Lease, Rents and Security Deposits Agreement dated XX/XX/XXXX The agreement on page X (pgXX) indicates the original or copy of the Lease-to be attached by Lessor/Assignee as Exhibit A. The loan file is missing a copy of the lease or Exhibit A. The loan file did not include an approved exception for this.	*** (CURED) Fraud Alert on credit report - EV R
													COMMENT: The credit report (pgXX) indicates there isX extended fraud alert: action may be required under X before opening or modifying an account. The loan file did not include evidence the underwriter cleared the fraud alert. The loan file does not include an approved exception for this.
B3ECWZE5BBJ	XXXX				1	1	1	1	1	1
LHXGAOPQBTM	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pgXX)  allows a max X% for X products. The loan closed with a X% LTV. The file included an approved exception (pgXX)  Credit history does not meet guidelines - EV 2
												COMMENT: The guidelines (pgXX) For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report (pgXX) reflects one open account reporting 26 months, with a $X balance. The borrower does not have a X open accounts. The file included an approved exception (pg X), citing mitigating factors of property condition and seasoned investor.
GLMAYQPEOJS	XXXX				1	1	1	1	1	1
U1A3L00YGAU	XXXX	3	1	3	1	1	1	*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. Per the title (pgXX) the subject has a private loan with XXX, Inc as of XX/XX/XXXX . The loan file contains (pgs X) bank statement payments, documenting XX/XX/XXXX monthly payments made to XXXXin the amount of XXXX. The loan file is missing a copy of the VOM from the private lender. The loan file does not have an approved exception for this.
RN2LWIPR1R0	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pgXX)  reflects loss of use and does not indicate Landlord/Rental policy.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT: The guidelines (pgXX) indicate Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The population is XXXX as of XX/XX/XXXX .	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file is missing evidence of the Master Insurance policy.

*** (CURED) Lender Approval - EV R
													COMMENT: The lender approval reflects the transaction is a rate and term refinance. The final HUD reflected cash out proceeds in the amount of $XXX. The transaction is cash out.
UPOTYOMEWGF	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pgXX)  reflects loss of use and does not indicate Landlord/Rental policy.

*** (OPEN) Rural Property ineligible - EV 2
COMMENT: "The guidelines (pgXX) indicate Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The population is X as ofXX/XX/XXXX	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file is missing evidence of the Master Insurance policy.

*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The file is missing evidence of the payment history for the subject property.
TEANDNSGL2L	XXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
COMMENT: The guidelines (pgXX) indicate Properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. The population is X as of XX/XX/XXXX	*** (CURED) Hazard Insurance - EV R
COMMENT:   The file is missing evidence of the Master Insurance policy.

*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The file is missing evidence of the payment history for the subject property.
LWSV5WTCEZJ	XXXX	3	1	3	3	1	1	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The appraisal reflects one of the units is owner occupied (pgXX)  Lease Requirement  - EV R
													COMMENT: The file included a lease for unit X; however, the lease is expired and does not include a month to month clause.
1RBE5MZKVRK	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months.  The VOM for the borrowers primary residence is rated XX/XX/XXXX -X 30 days late 30-59 Days Late: XX/XX/XXXX . The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X  The borrowers’ qualifying score is X. The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
												COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $100,000 is X miles away. The file included an approved exception (pg X ), citing mitigating factors of Strong DSCR.
0COBVFW0ECW	XXXX	2	2	2	1	2	1	*** (OPEN) Cash Out Amount Exceeds Guidelines - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX  for $XXX. The value of $XXX was used for qualifying purposes.  The file included a schedule of improvements (pgXX)  in the amount of $XX, which were made to the property after the purchase. The file included an approved exception (pgXX)  Missing Lease Agreement  - EV 2
												COMMENT: The subject transaction is a refinance, the appraisal reflected the property was X. The file did not include a lease for the subject property. The subject property was recently renovated since purchase. The file included an approved exception (pg X), citing mitigating factors of high FICO and property condition.
DMNTKXDCR5N	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT: The guidelines (pgXX) require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types. The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pg X), citing mitigating factors of high FICO.	*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
													COMMENT: The matrix requires a X% reduction of the LTV for first time investors. The maximum LTV allowed for a Traditional II transaction is XX%. The borrower is a first-time investor; therefore the max allowed is X%. The loan closed with a LTV of XX%.
XKSDF2L2L40	XXXX				1	1	1	1	1	1
03U0ZBFOQX1	XXXX				1	1	1	1	1	1
EXMPPTXPXOP	XXXX				1	1	1	1	1	1
R2GA3YPYFCO	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
												COMMENT: The guidelines (pgXX) requires a minimum DSCR of X% for Owner/User Traditional II transactions with a loan amount greater than $X. The loan closed with a loan amount of $X and DSCR of .X%. The file included an approved exception (pg X), citing mitigating factors of strong reserves.
EX2QK3EEG12	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  requires a minimum DSCR of Xx for Traditional II transactions with a loan amount greater than $X.  The loan closed with a loan amount of $X and DSCR of .Xx. The file included an approved exception (pgXX)  Remaing Lease Term is Zero Month, No Prior Lease Converted to Mo-to-Mo - EV 2
												COMMENT: The subject transaction is a refinance, the appraisal reflected the property was 100% tenant occupied. The loan file contains lease agreements (pgs X) for each of the X units. The loan file is missing all pages to the lease agreements. In additon, the lease agreement (pgXX) for Xexpired on XX/XX/XXXX with no indication of a month-to-month or renewal. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.
Z0IQYZHWJRB	XXXX	2	2	2	1	2	1	*** (OPEN) Loan does not conform to program guidelines - EV 2
												COMMENT: The transaction is a cash out refinance and the appraisal reflects the property is X. The file included an approved exception (pg X), citing mitigating factors of high FICO, proposed lease and deposit check provided.
CGOP5WKPOUP	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 2 property types.  The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X. The borrower's qualifying score isX. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.
VGMW0Q0CQDE	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X The borrowers’ qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of seasoned investor.
Y004HUENF4H	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives X
1ZS4WZHQUCA	XXXX	3	2	3	2	2	2	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The guidelines (pgXX)  Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment.  The subject property was listed on the market on XX/XX/XXXX  for $X and Status changed to expired on XX/XX/XXXX  The subject loan closed as a cash out refinance. The file included an approved exception (pgXX)  Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pgXX)  Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment.  The subject property was listed on the market on XX/XX/XXXX  for $X and Status changed to expired on XX/XX/XXXX . The subject loan closed as a cash out refinance. The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
												COMMENT: The guidelines indicate properties located in a town or city with a population less than X but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is X as of XX/XX/XXXX The nearest city with a population of over $X is X miles away.	*** (CURED) Missing Documentation - EV R COMMENT: The file is missing a Sitex report for the subject property.
V0POFP5SWA3	XXXX	3	2	3	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines (pgXX)  require a minimum DSCR for Owner/User Traditional II products to have a minimum DSCR of X%.  The loan closed with a DSCR of .X%. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT:   The transaction is an Owner/User, TraditionalII refinance.  The file did not include a lease. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT: The guidelines (pgXX) require payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The file is missing proof of payment forXX/XX/XXXX . The file included an approved exception (pg X), citing mitigating factors of seasoned investor.	*** (CURED) Hazard Insurance - EV R
													COMMENT: The guidelines (pgXX) indicate Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties. The evidence of insurance included a coinsurance policy. The file did not include an approved exception.
LI2URCMX432	XXXX	3	1	3	1	1	1	*** (CURED) Lease Requirement - EV R
													COMMENT: The lease (pgXX) is missing the signature pages. Additionally, the appraisal (pgXX) confirms the appraisal report was corrected to reflect tenant occupancy. The subject is currently being rented for $X per month. The owner and tenant are related. The file does not contain an approved exception.
UNVA32ZEIZ5	XXXX				1	1	1	1	1	1
QJIW2QJXYMS	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The file did not include evidence of the borrowers primary residence. The file included a purchase HUD for the address reflected as the borrowers primary residence; however, the HUD is the seller HUD and does not reflect the borrowers signature.

*** (OPEN) Seller contributions exceed guideline limit - EV 2
COMMENT: The guidelines (pgXX) allow contributions from interested parties such as the Seller, Builder, Realtor, etc., are allowed for purchase transactions and may be used for closing costs and/or prepaid items only not to exceed X% of the purchase price or VCC value. The final HUD reflects a seller credit of $X or X% of the purchase price or X% of the VCC value. The file included an approved exception (pg X), citing mitigating factors of seasoned investor.	*** (CURED) Fraud Alert on credit report - EV R
COMMENT:   The veritax report reflects the social security number was issued between XX/XX/XXXX . The borrowers year of birth is X. The credit report reflects California Fraud Victim. The file included a processor certificate stating they spoke with the borrower prior to extending credit; however, the verfitax social security issue date was not addressed.

*** (CURED) HUD is not fully executed - EV R
													COMMENT: The guidelines (pgXX) requires a final settlement statement on all transactions to include both the borrower and seller information. The final settlement statement, stamped by the title agent does not include the seller information.
RT51FEU1XFD	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property. The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Borrower(s)  LTV Requirement (Fail) - EV 2
COMMENT:   The matrix (pgXX)  allows a max X% for Traditional I products and also requires a X% Reduction of LTV due to 1st time investor for a total max LTV allowed of X%. The loan closed with a LTV of X%. The file included an approved exception (pgXX)  Collections, liens or judgments not paid at closing - EV 2
COMMENT:   The guidelines (pgXX)  confirms the borrower has a past due child support in the amount of $X dated XX/XX/XXXX  with rolling late payment dates through XX/XX/XXXX , which was not paid at closing.  The file did not have an approved exception for this.

*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past 12 months from borrower. The loan file contains a LOE dated XXXX(pgXX)  indicating the borrower has changed primary residences from XXXX to now XXXX. The loan file contains a loan application that is signed, but not dated (pgXX)  which is not for the subject property address; however, it appears it is for a different purchase transaction for XXXX and it indicates the borrower has been renting theXXXX for three years. The loan file contains a current bank statement with XXXX(pgXX)  dated XXXX which does support the address of XXXX. The loan file is missing documentation to support the monthly rental payments for this property.  The file did not have an approved exception for this.

*** (OPEN) Missing Doc - EV 2
COMMENT: The loan file is missing a copy of the SiteX report for the new primary residence located at XXXX. The borrower provided a LOE dated XXXX(pgXX) indicating that since the loan application borrower has moved from XXXX.	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
													COMMENT: The guidelines (pgXX) require down payment and verification of funds to close. The final HUD (pgXX) reflects cash to close in the amount of $XXXX. The loan approval (pgXX) reflects the borrower is required to have 6 months reserves in the amount of $16,789.14. The file included verified assets in the amount of $XXXX. The borrower is short, verified funds to cover 6 months reserves in the amount of ($8,123.89).
LAST5KQZ2DF	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  requires a minimum DSCR of X% for Owner/User X transactions with a loan amount greater than $X.  The loan closed with a loan amount of $X and DSCR of .X%.  The file included an approved exception (pgXX)  Lease Requirement  - EV 2
												COMMENT: The subject transaction is a refinance, the appraisal reflected the second floor of the property was X. The file did not include a lease for the subject property. The file included an approved exception (pg X, citing mitigating factors of low LTV and high FICO.
2GDTYGIJXXR	XXXX				1	1	1	1	1	1
A2GACVWM0H0	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  If the Borrower previously rented, a 12-month rental history must be verified with: Verification of Rents (VOR) from management company; or Cancelled rent checks from the Borrower for the past 12 months. The file included a XXCertificate of Rent Paid, confirming the borrower occupied the rental property from XX/XX/XXXX  paying $XX The document is not a verification of rent to confirm a satisfactory payment history. The form is a tax form used to confirm residency and amount of rent paid during the term of occupancy. The file included an approved exception for missing payments of XX/XX/XXXX  The file did not include an actual payment history to confirm the borrower met the payment guideline.
`

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X.  The borrowers’ qualifying score is X. The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
												COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $X is X miles away. The file included an approved exception (pg X), citing mitigating factors of low LTV.
REV5QSWGJXM	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 properties. The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Credit report incomplete - EV 2
COMMENT:   The credit report (pgXX)  dated XX/XX/XXXX was pulled with the incorrect DOB for the borrower of XX/XX/XXXX . The correct DOB for the borrower is XX/XX/XXXX . The file included an approved exception (pgXX)  Loan does not conform to program guidelines - EV 2
COMMENT:   The matrix (pgXX)  indicates there are ineligible lending locations nationwide.  The subject is located in XXXX, IL. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the primary residence. The guidelines (pgXX)  require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains a commercial mortgage payment history printout  (pgXX)  documenting monthly payments made from XX/XX/XXXX . The loan file does not include a VOM for the commercial loan to complete the 12 month payment history.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains canceled checks (pgs X) supporting monthly payments made from XX/XX/XXXX The loan file does not have a copy of the VOM from the private lender.
B2RZP1L1FTC	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X The borrower's qualifying score is X. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.
TB2JX4VRAG2	XXXX	3	2	3	1	2	1	*** (OPEN) Condo HOA Documentation - EV 2
COMMENT:   The subject property is located in a PUD. The loan file is missing the HOA documentation. The file included an approved exception (pgXX)  Gift Funds not properly documented - EV 2
COMMENT:   The guidelines (pgXX)  indicate gifts from immediate family members are allowed for purchase money transactions.  The file included a gift letter (pgXX)  Missing Doc - EV 2
												COMMENT: The loan file is missing a copy of the SiteX report for the borrower's primary residence located at XXXX., XX XX	*** (CURED) Guaranty is Missing - EV R COMMENT: The loan file is missing an fully executed unlimited guaranty for XXXX.
MNYOMO5NZP5	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
												COMMENT: The subject is a cash out refinance. The appraisal confirms the property is vacant; however, the photos confirm the property is currently occupied. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and low LTV.
WU0OVYWVMYH	XXXX	3	2	3	3	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: "The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The credit report reflected the borrowers payment history through XX/XX/XXXX . The file is missing evidence of payment for ,XX/XX/XXXX "	*** (CURED) Appraisal incomplete (missing map, layout, pages, etc) - EV R
COMMENT:   The appraisal is incomplete.  The appraisal is missing information in the following sections: Subject, contract, neighborhood, site, improvements, sales & comparison approach, reconciliation, additional comments, cost approach, signature and market rent.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Pending.

*** (CURED) Missing Documentation - EV R
													COMMENT: The homeowners and flood insurance waiver is not executed by the borrower.
KUGNEKM0ZXX	XXXX				1	1	1	1	1	1
DRRFWKVGGG0	XXXX	2	2	2	2	2	2	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co.The borrower is on a payment plan. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require Mortgage payment histories not reported on the credit report, must be verified for the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pgXX)  Property listed for sale in past 12 months - EV 2
												COMMENT: The guidelines (pgXX) Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment. The appraisal (pgXX) confirmed, according to the Multiple Listing Service (MLS), it had been offered for sale from XX/XX/XXXX toXX/XX/XXXX at an asking price of $X. This price included the real estate as well as the business. The loan closed as a cash out refinance with a one year prepayment penalty. The file included an approved exception (pg X), citing mitigating factors of property condition.
ZWKPKAUGD42	XXXX	3	2	3	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines (pgXX)  require a minimum DSCR for Traditional II products to have a minimum DSCR of X%.  The loan closed with a DSCR of X%. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X The borrowers’ qualifying score is X. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The credit report reflects a date of last activity of XX/XX/XXXX . The file did not include evidence of housing history for XX/XX/XXXX
KJYRP5DZEPN	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX  for $X. The value of $X was used for qualifying purposes. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contains mortgage statements with FCI (pgs 5X) documenting monthly payments made from 1XX/XX/XXXX . The loan file does not include a copy of a VOM from the private lender verifying the payments. The file did not have an approved exception for this.	*** (CURED) No evidence of required debt payoff - EV R
													COMMENT: The subject transaction is a refinance. The final HUD (pgXX) reflects on line 102, a payoff to XXXX in the amount of $X The loan file contains a payoff demand (pgXX) dated XX/XX/XXXX which reflects a payoff amount of $X. The loan file does not contain documentation to support the payoff amount of $X reflected on the Final HUD.
UIFCYK2Y0HN	XXXX	3	2	3	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XXXX for $XXXX. The value of $XXXX was used for qualifying purposes. The loan file contains a list of recent improvement to the subject (pgXX)  since purchase that documents $XXXX. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was vacant.  The file did not include a lease for the subject property. The loan file contains a LOE (pgXX)  from borrower indicating the subject is to be occuipied by a tenant by the end of month now that renovations are completed on the subject. The file included an approved exception (pgXX)  Mortgage/Rental lates exceed guidelines - EV 2
COMMENT: The guidelines (pgXX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The loan file contains mortgage statements (pgs 426-433) to document payments for XXXX. The mortgage statement dated XXXX reflect a missed payment for XXXX and this begins to roll into each month thereafter until paid to date on XXXX. The file included an approved exception (pg 202), citing mitigating factors of low LTV and seasoned investor.	*** (CURED) Missing proof of hazard insurance - EV R
COMMENT:   The loan file is missing the evidence of insurance documentation to support the below criteria has been met. The guidelines (pgXX)  requires the property must be covered by a fire policy endorsed to include all the extended coverage perils and must not exclude from coverage (in whole or part) windstorm, hurricane, hail damages, or any other perils that are normally included under the extended coverage. The guidelines (pgXX)  requires the amount of coverage and shall be the lesser of  (a) the outstanding unpaid principal balance of the loan, or (b) full replacement cost of the improvements without any deduction for the depreciation Replacement cost can be determined by the endorsement on the insurance cert, the carriers estimate, or the lenders appraisal estimate, or (c) insurance vender-provided replacement cost coverage amount. In lieu of the above criteria, acceptable policy(s) need only state a "guaranteed replacement cost". Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties. The guidelines (pgXX)  Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: DP3, special/broad, dwelling fire form 3, DP-3, or a proprietary landlord insurance policy from major carrier. The guidelines (pgXX)  1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental Policy. The guidelines (pgXX)  wind/hail deductible up to the lesser of X% or $Xof loan amount is acceptable. The guidelines (pgXX)  for investor 1-4 properties require general liability insurance, $X is acceptable for the general aggregate limit.

*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains mortgage statements (pgs 426-433) with XXXX account #XXXX documenting monthly payments made from 8.2023 - 3.2024. The loan originated in XXXX. The loan file is missing a copy of the VOM from the private lender to support the mortgage statements. The file did not have an approved exception for this.
1R45QANSU55	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  DSCR Is Not Eligible - EV 2
COMMENT:   The DSCR does not meet guidelines.  The guidelines (pgXX)  require a minimum DSCR for and Owner/User Traditional II products to have a minimum DSCR of X.%.  The loan closed with a DSCR of .X%. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  wind/hail deductible up to the lesser of X% or $X is acceptable.  The evidence of insurance (pgXX)  reflects a wind deductible of X% of $X or $X, which exceeds the allowed $X. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT:   The file does not include a lease for the owner/user property with a loan amount greater than $X The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X.  The borrowers’ qualifying score is X. The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
												COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is X as of XX/XX/XXXX . The nearest city with a population of over $X is X miles away. The file included an approved exception (pg X), citing mitigating factors of low LTV and strong reserves.
0H4XPG5QPQM	XXXX	3	2	3	1	2	1	*** (OPEN) Final Inspection - EV 2
COMMENT:   The guidelines (pgXX)  for Traditional property types for acquisition of loans and origination, site visits are performed by XX employee for all traditional commercial assets with loan balances greater than $X The subject loan closed with a loan amount of $X. The loan file does not contain a copy of the Site Inspection report from X.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  requires a minimum DSCR of Xx for Traditional II transactions with a loan amount greater than $X.  The loan closed with a loan amount of $X and DSCR of Xx. The file included an approved exception (pgXX)  Purchase Contract - EV 2
COMMENT: The loan file contains a purchase contract amendment or amended escrow instructions dated XX/XX/XXXX (pg X), which is documenting a removal of a buyer and added the current borrower XXXX to the sales contract. This document is executed and signed by the buyers and the newly added buyer only. The document is missing the seller's signature (X, Manager). The loan file is missing a copy of the fully executed document by all parties.	*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
													COMMENT: The final master HUD executed by the borrower or stamped by the settlement agent is missing. The loan file contains a copy of the Final Closing Statement (pgXX) which is not signed or stamped.
KSWJ45SXNSE	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  For Investor 1-4 properties, $X is acceptable for the general aggregate limit. The evidence of insurance reflects liability coverage of $X. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X The borrowers’ qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of low LTV.
CELKZ41MBHC	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
												COMMENT: The transaction is a refinance. One unit is X and the other is X occupied. The file included an approved exception (pg X), citing mitigating factors of high FICO.
52GFTNZGUXG	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
												COMMENT: The guidelines (pgXX) require the policy must contain Law and Ordinance endorsement “A” for traditional X property types. The evidence of insurance (pgXX) does not include the law and ordinance endorsement. The file included an approved exception (pg X), citing mitigating factors of high FICO and strong reserves.
SRKHY15UFBG	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Flood Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  confirms Flood deductible up to 2% is acceptable. The evidence of flood insurance (pgXX)  reflects total coverage of $Xand $X with a deductible of $XorX% and X%.  The file did not have an approved exception for this.

*** (OPEN) Borrower(s)  Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property. The evidence of insurance (pgXX)  does not include the law and ordinance endorsement.  The file did not have an approved exception for this.

*** (OPEN) Borrower(s)  LTV Requirement (Fail) - EV 2
												COMMENT: The matrix requires a X% reduction of the LTV for first time investors. The maximum LTV allowed is X%, the borrower is a first-time investor; therefore the max allowed is X%. The loan closed with a X% LTV. The file included an approved exception (pg X), citing mitigating factors of high FICO and strong reserves.
MIFQODVAVVJ	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT: The subject loan transaction is a purchase of a 3-unit multifamily. The appraisal reflects the subject is X% tenant occupied. The loan file contains three lease agreements (pgs X), and unit # Xand unit #X are expired lease agreements. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.	*** (CURED) Hazard Insurance - EV R
COMMENT:   The guidelines (pgXX)  indicates all policies shall be issued by an insurance carrier with a rating of "A-VIII" or better by XXXX, rating of A or
													better by XXX., or a rating of "A" or better as to claims-paying ability by XX. The loan file is missing a copy of the insurance carrier rating.
ZPFBTRSA1UY	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT:   The guidelines (pgXX)  Velocity makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. Consumer loan: a loan to one or more individuals for household, family, or other personal expenditures. The borrower is currently renting to a Family Member (X). The signed lease in place, and the appraisal states tenant occupied).  The file included an approved exception (pgXX)  Occupancy does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  Velocity makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. Consumer loan: a loan to one or more individuals for household, family, or other personal expenditures. The borrower is currently renting to a Family Member (son). The signed lease in place, and the appraisal states tenant occupied).  The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X. The borrowers’ qualifying score is X. The file included an approved exception (pg X, citing mitigating factors of Low LTV and strong DSCR
424C4OD4RMD	XXXX				1	1	1	1	1	1
1WUKCVG2MRY	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
												COMMENT: The matrix (pgXX) allows a max X% for Traditional II products and also requires a X% Reduction of LTV due to 1st time investor for a total max LTV allowed of X%. The loan closed with a LTV of X%. The file included an approved exception (pg X), citing mitigating factors of high FICO and strong reserves.
4W3SJ34L2RT	XXXX	2	2	2	1	2	1	*** (OPEN) Credit history does not meet guidelines - EV 2
COMMENT:   The guidelines (pgXX)  For Borrower(s) to be eligible for the programs, they must exhibit at least two active major consumer credit and/or mortgage accounts. The credit report reflects the borrower has one active account with a high balance of $X The file included an approved exception (pgXX)  Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX  for $X The appraised value of $X was used for qualifying purposes. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the borrower’s primary residence. The file included Partial rating cashier's checks provided for pmts for XX/XX/XXXX only. The borrowers Landlord are in-law per the letter of explanation, and borrower resided in subject until X months ago.
HWOFVEBXKMC	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT: The guidelines (pgXX) 1-4 Tenant Occupied requires Landlord insurance policy containing loss of rents, loss of use or business income coverage. The evidence of insurance (pgXX) does not include loss of rents.	*** (CURED) Asset Verification insufficient - EV R
COMMENT:   The file is missing the cashiers check or incoming wire from the title company to confirm the cash to close came from the assets verified.

*** (CURED) HOA Certificate  - EV R
													COMMENT: The HOA questionnaire in the loan file is not on VCC form.
LZ3KOMSRN0C	XXXX	3	2	3	1	2	1	*** (OPEN) Fraud Alert on credit report - EV 2
COMMENT:   The credit report reflected a fraud for 1 year, beginning XX/XX/XXXX .  The file did not include evidence the borrower was contacted prior to the extension of credit.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X. The borrowers’ qualifying score is X.	*** (CURED) Missing Documentation - EV R COMMENT: The file is missing the Sitex report for the subject property. *** (CURED) Lender Approval - EV R COMMENT: The file is missing the loan approval.
X2ZRYBHXEKQ	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require Refinance without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The loan file contains a evidence of insurance (pgXX)  with an expiration date of XX/XX/XXXX , which is currently on a monthly payment plan. The renewal policy (pgXX)  with an expiration date of XX/XX/XXXX  has a similar premium. The last payment made is on XX/XX/XXXX  (pgsX - X) which is part of a blanket policy. The file included an approved exception (pgXX)  Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past 12 months from borrower. The loan file contains a VOR LOE (pgXX)  indicating the borrower livesXX and is not responsible for X mortgages. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the subject property was X% vacant. The loan file contains three of the X units (pgsX) lease agreements. The lease agreement (pgXX)  for unit X, dated XX/XX/XXXX , and is a month-to-month term; however, the name of the landlord is that of the previous owner X. The loan file is missing a copy of the fourth unit lease and a current lease or addendum to support the current owners X.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains mortgage statements with Xk #X(pgs X) documenting payments from XX/XX/XXXX showing the next payment due is for XX/XX/XXXX . The loan file does not have a copy of the VOM(s) from the private lender. The file included an approved exception (pg 384), citing mitigating factors of high FICO and seasoned investor.
Y0JDGGS0HAD	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
												COMMENT: The property is currently vacant. The borrower is to occupy the subject after closing. The file included an approved exception (pg X), citing mitigating factors of low LTV, high FICO and seasoned investor.
TQIRV5UOQWT	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the primary residence. The SiteX for the primary residence (pgXX) reflects an additional lien for $X recorded on XX/XX/XXXX . This lien was not documented or addressed in the loan file.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
													COMMENT: The guidelines (pgXX) requires 1-4 Tenant Occupied; Landlord insurance policy containing loss of rents loss of use or business income coverage. If loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The HOI (pgXX) reflects Loss of use/Loss of rents ; however, does not reflect the policy is Landlord/Rental. The loan file did not include an approved exception for this.
RZ0PQ3C3HPH	XXXX	2	2	2	1	2	1	*** (OPEN) Occupancy does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  states X makes commercial/business purpose loans only and consumer loans are not eligible under our lending programs. A consumer loan is a loan for household, family, or other personal expenditures. The guidelines (pgXX)  Owner-occupied, indicates if credit is extended to acquire, improve, or maintain rental property that is or will be owner-occupied is deemed to be for business purposes if it contains more than 4 housing units. The subject property is a single-family residence and is currently owner/user occupied as a XXXX. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score of X.  The borrowers’ qualifying score is X. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the primary residence. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Cancelled checks from the borrower for the past 12 months. The loan file contains a VOM from XXXX- POA (pgXX) documenting monthly payments made from XX/XX/XXXX - XX/XX/XXXX The loan file does not include a copy of the borrowers cancelled payments or reporting on credit. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.
B0J1Z0PGHSU	XXXX	2	2	2	1	2	1	*** (OPEN) Does not meet Seasoning Requirements - EV 2
												COMMENT: The guidelines (pgXX) indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the property on XX/XX/XXXX for $X The value of $X was used for qualifying purposes. The loan file contains a list of recent improvements to the subject (pgXX) since purchase that documents $XXfor adding a new bathroom. The final HUD (pgXX) reflects a $X escrow holdback for the finalized permit for the newly added 2nd bathroom. The file included an approved exception (pg X), citing unmitigated factors.
NXGYXPWZXBC	XXXX	2	2	2	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
												COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is X as of XX/XX/XXXX . The nearest city with a population of over $X is XXXX miles away. The file included an approved exception (pg X).
MRVNBIY05OY	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co.  The premium was not collected on the HUD, the borrower is on a payment plan.  The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT:   The subject transaction is a refinance, the appraisal reflected the property was vacant.  The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
												COMMENT: The guidelines indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $X is XXXX miles away. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investors.
Z2D0B2ZCNJK	XXXX	2	2	2	1	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  requires a minimum DSCR of X % for XI transactions with a loan amount greater than $X.  The loan closed with a loan amount of $X and DSCR of .X%. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 and 2 property types.  The evidence of insurance does not include the law and ordinance endorsement. The file included an approved exception (pgXX)  Lease Requirement  - EV 2
COMMENT:   The transaction is a refinance.  The appraiser confirmed the property is X% occupied.  The file included incomplete/unsigned leases and undetermined terms of lease.  The file is also missing a lease for some of the units. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
												COMMENT: "The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrowers primary residence is in the name of the borrowers spouse. The file included a credit report for the spouse confirming a satisfactory payment history. The file included an approved exception (pg 301), citing mitigating factors of seasoned investor and low LTV."
K5LUJM3U2NU	XXXX	2	2	2	1	2	1	*** (OPEN) Hazard Insurance - EV 2
												COMMENT: The guidelines (pgXX) indicates VCC requires tax and insurance impounds for all loans. The loan file closing with taxes only included in the impounds. The file included an approved exception (pg X), citing mitigating factors of high FICO and strong reserves.
BW0XLTAWGFE	XXXX	3	2	3	1	2	1	*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   The matrix (pgXX)  reflects the maximum loan amount for 1-4 Investors is $X.  The loan closed with a loan amount of $X. The file included an approved exception (pgXX)  Mortgage/Rental lates exceed guidelines - EV 2
COMMENT:   The guidelines (pgXX)  require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The loan file contains business bank statements with X #X for XXXX (pgs X) supporting monthly payments made from XX/XX/XXXX  - XX/XX/XXXX , whereas, a missed payment was in XX/XX/XXXX . The  loan file contains bank statement with XXXX #XX (pgXX)  that is documenting a payment of $X made on XX/XX/XXXX . The loan file contains a copy of the mortgage statement with XXXXg  (pgXX)  dated XX/XX/XXXX which documents overdue payment of $XX. The credit report (pgXX)  reflects a closed mortgage with X #XXwas paid XX/XX/XXXX ; however, it reported 1x90 late pay as of 12.2023. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains business bank statements with X #Xfor X (pgs X) supporting monthly payments made from XX/XX/XXXX , whereas, a missed payment was in XX/XX/XXXX . The loan file contains bank statement with X #X (pgXX) that is documenting a payment of $X made on XX/XX/XXXX The loan file contains a copy of the mortgage statement with XXXX (pgXX) dated XX/XX/XXXX which documents overdue payment of $X. The loan file is missing a copy of the VOM from the private lender to verify the account that it is current to date. The loan file did not include an approved exception for this.
2UOMQDPKYQO	XXXX	2	2	2	1	2	1	*** (OPEN) Lease Requirement - EV 2
												COMMENT: The subject transaction is a refinance, the appraisal reflected the property was vacant. The loan file does contain a lease agreement (pgXX) which shows dates from XX/XX/XXXX . The loan file contains a copy of a bank statement with XX#XXX for the borrower's entity (pgXX) to document receipt of rental payment from the tenant listed on the lease agreement on XX/XX/XXXX for $XXXXThe file included an approved exception (pg X), citing mitigating factor of seasoned investor.
W0W4LZEMW2L	XXXX	3	2	3	2	2	2	*** (OPEN) Property listed for sale in past 12 months - EV 2
COMMENT:   The guidelines (pgXX)  Properties that have been recently listed (within the past 6 months) are Eligible for Rate and Term refinances only with a 2-year prepayment.  The properties have been listed for sale during the prior 6 months and the loan closed as a cash out refinance.  The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. Both subjects - no rating prior to VCXXXX , XX the lender LOE states all payments made on time. For XX the lender LOE states no payments required. The file included an approved exception (pg X), citing mitigating factors of seasoned investor.	*** (CURED) Lease Requirement - EV R
													COMMENT: The subject is a refinance. The file included a lease for each property, XXX reflecting an occupied from date oF XX/XX/XXXX for $X monthly. The lease forX reflects an occupied date of XX/XX/XXXX for XX monthly. Neither of the leases include a month to month clause or reflect an actual term of the lease.
W0XNE3QIQVK	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms: x, special/broad, dwelling fire formx,x, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pgXX)  does indicate a Basic policy. The file included an approved exception (pgXX)  Does not meet minimum loan amount requirements - EV 2
COMMENT:   The guidelines (pgXX)  indicates minimum loan amount for permanent financing for an investor 1-4 is $X. The loan closed with a loan amount of $X. The file included an approved exception (pgXX)  Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT:   The guidelines (pgXX)  require a minimum credit score o X.  The borrower's qualifying score is X. The file included an approved exception (pgXX)  Remaing Lease Term is X, No Prior Lease Converted to Mo-to-Mo - EV 2
												COMMENT: The subject transaction is a refinance, the appraisal reflected the property was 100% tenant occupied. The subject lease (pgXX) expired XX/XX/XXXX and does indicate a month-to-month clause. The appraisal does support the subject property is tenant occupied. The file included an approved exception (pg X), citing mitigating factors of low LTV and seasoned investor.
QKLSNCQCN1G	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
COMMENT:   The guidelines (pgXX)  requires a policy number must be indicated.  The evidence of insurance does not include a policy number.

*** (OPEN) Loan amount exceeds guideline maximum - EV 2
												COMMENT: The file included an approved exception (pgXX) for the loan amount exceeding the guidelines, citing mitigating factors of low LTV.
4DX03EKCUVF	XXXX	2	2	2	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The evidence of insurance has coverage of $XXX. The file include a replacement cost estimator reflecting a replacement cost of $XXX.  The file is short coverage of $X.  The file included an approved exception (pgXX)  Rural Property ineligible - EV 2
												COMMENT: The guidelines (pgXX) indicate properties located in a town or city with a population less than 25,000 but greater than or equal to 2,500 and are within a 25 miles radius (center of each city) of a city with a population of 100,000 or more are eligible collateral. A search of the property confirms the population is x as of XX/XX/XXXX . The nearest city with a population of over x is XXXX miles away. The file included an approved exception (pg x), citing mitigating factors of property condition, strong marketing trends and seasoned investor.
WXJR4M3IZTF	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  Investor 1-4 Loan-insurance criteria, an “all risk” policy is acceptable on the following forms:X, special/broad, dwelling fire form X, X, or a proprietary landlord insurance policy from major carrier. The evidence of insurance (pgXX)  does indicate the specific type of policy is a basic form. The file included an approved exception (pgXX)  Title issue - EV 2
COMMENT:   The guidelines (pgXX)  Contract for Deed /Land contracts indicates cash out to the borrower is generally not permitted but must be reviewed case by case. Twelve months of ownership seasoning is required, and the LTV is based on the appraised value. Twelve months of canceled checks for the land contract are required. The loan file contains a copy of the original purchase HUD (pgXX)  which documents $X X payments from XX/XX/XXXX  - XX/XX/XXXX  to X; the title commitment (pgXX)  which all support the subject was purchased on a Land contract. The loan did not include an approved exception for this.

*** (OPEN) Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains bank printout for XXXX business account #XX (pgXX) which documents $XXX XXXX payments from XX/XX/XXXX - XX/XX/XXXX made to a X. The loan file is missing copy of the VOM from the private lender. The loan file did not have an approved exception for this.
FQMSXPYGOZM	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past 12 months from borrower. The loan file contains a VOR LOE (pgXX)  indicating the Co-borrower lives rent-free and is not responsible for any mortgages. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains bank statements with WF #XXXX (pgs X) documenting payments from XX/XX/XXXX -XX/XX/XXXX . The loan file contains a payoff demand (pgXX) with XX, Inc #X, which reflects next payment due isXX/XX/XXXX . The loan file is missing proof of the XX/XX/XXXX payment and a copy of the VOM(s) from the lender. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.
0WPI1PZECSH	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy.  The evidence of insurance (pgXX)  reflects loss of use and does not indicate Landlord/Rental policy.

*** (OPEN) Lease Requirement  - EV 2
												COMMENT: The subject transaction is a refinance, the appraisal reflected the property was vacant. The file included a letter confirming the properties The properties are used for the borrowers business for temporarily housing the patients while they are in my care.The file did not include an approved exception.
C5JXSHD315O	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) LTV Requirement (Fail) - EV 2
COMMENT:   The loan approval included an approved exception for the LTV to go to X%, citing mitigating factors of property condition and strong marketing trends.

*** (OPEN) Loan amount exceeds guideline maximum - EV 2
COMMENT:   The loan amount of $X exceeds the max allowed of $X  per the loan approval.  The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) for the subject property and a processor cert (pgXX) for the borrowers primary residence; however, canceled checks were not provided.	*** (CURED) Condo / PUD rider Missing - EV R COMMENT: The appraisal reflects the subject property is a PUD. The file is missing the PUD Rider.
XBAILEOJHG2	XXXX	3	2	3	1	2	1	*** (OPEN) Lease Requirement - EV 2
COMMENT: The subject transaction is a refinance. The file did not include a lease; however, the file did include a letter (pgXX) stating the property is used for business purposes. The file did not include an approved exception.	*** (CURED) Borrower(s) Rental Loss Insurance Requirement (Fail) - EV R
													COMMENT: The guidelines (pgXX) indicate if loss of use is indicated, insurance policy must indicate a Landlord/Rental policy. The evidence of insurance (pgXX) reflects loss of use and does not indicate Landlord/Rental policy.
O2I3NSRUCID	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Mortgage (VOM) - EV 2
COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains Chapter 7 Bankruptcy filings (pgs X with a filed date of XX/XX/XXXX and a discharge date of XX/XX/XXXX (pgXX) during the time of the BK filing. LOE from borrower (pgXX) indicates the mortgage was released from the BK. The loan file contains a payoff demand (pgXX) with XXXX #XXX with a credit line dated XX/XX/XXXX , reflects there is zero interest due and the account has 00.00 percent daily interest rate. The loan file is missing proof of monthly payments and a copy of the VOM from the lender. The file included an approved exception (pg X), citing mitigating factor of seasoned investor.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The guidelines (pgXX)  require Refinance without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The loan file contains a evidence of insurance (pgXX)  with an expiration date of XX/XX/XXXX  which is documented with an estimated renewal premium of $Xper the agents email (pgXX)  HUD-1 Closing Statement missing or unsigned - EV R
													COMMENT: The final master HUD executed by the borrower or stamped by the settlement agent is missing.
KH115RZ0BVQ	XXXX				1	1	1	1	1	1
CQ0JX34P4JQ	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X. The borrowers’ qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of seasoned investor and seasoned business.
V1WDRAD1EHS	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  indicates Coinsurance is generally discouraged, but at the underwriters discretion, it may be permitted on investor 1-4 properties.  The evidence of insurance (pgs X and X) included a coinsurance policy of X% and no replacement cost was indicated. The file did not have an approved exception for this.

*** (OPEN) Does not meet Seasoning Requirements  - EV 2
COMMENT:   The guidelines (pgXX)  indicate a Borrower on title less than 12 months, the value estimate is limited to the lessor of the original purchase price or the current appraised value. The borrower purchased the XXXX. property on XX/XX/XXXX  for $XXX. The borrower purchased the XXXX property on XX/XX/XXXX for $XX; or total $XX  The value of $XX was used for qualifying purposes. The loan file contains a list of recent improvements to the subject (pgXX)  since purchase that documents total $XX. The file included an approved exception (pgXX)  Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The borrower purchased their primary residence XX/XX/XXXX ; whereas there is a current mortgage reported on the credit report (pgXX)  with XXand an original balance of $XX opened XX/XX/XXXX . The mortgage is currently rated through XX/XX/XXXX ; however, only X months have reported. There is an additional reporting with XXX (pgXX)  from was transferred to the current lender, and it only reported 1 month of payment for a total of 4 months of payments reported. Based on the date of XX/XX/XXXX  and date of last activityXX/XX/XXXX there should be 10 months reported. The loan file is missing proof of payments or VOM to support full 10 months of payment history for the primary. There was no approved exception for this.

*** (OPEN) Verification of Morgage Second Lien  - EV 2
COMMENT:   The Site X (pgXX)  for the borrower's primary residence XXXX reflects a stand alone second in the amount of $XXXX and an opened date of XXXX, with the XXXX. The loan file is missing a VOM or the mortgage lenders rating, along with proof of monthly payments to support. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains bank statements (pgs 446 -461) with XXXX and XXXX, where this account indicates the borrower is the personal representative of the account holder XXXX, who is also the current name of the lien on the subject property. The bank statements documents monthly payments made to aXXXX in the amounts of XXXX] various payment amounts, dated from 3.2024 through 3.2023. The loan file is missing copy of the VOM from the lender. The file included an approved exception (pg 275), citing mitigating factor of seasoned investor.
HSUCCDG32XO	XXXX				3	2	3	1	2	1		*** (OPEN) Lease Requirement - EV 2 COMMENT: The appraisal reflects the subject property is tenant occupied. The file did not include the lease.
VWEFT0MGINC	XXXX	2	2	2	1	2	1	*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) require a minimum credit score of X The borrowers’ qualifying score is X. The file included an approved exception (pg X), citing mitigating factors of low LTV.
SHY4H5FJ5XQ	XXXX	3	2	3	1	2	1	*** (OPEN) Borrower(s) Hazard Insurance Requirements (Fail) - EV 2
COMMENT:   The guidelines (pgXX)  require the policy must contain Law and Ordinance endorsement “A” for traditional 1 property types.  The evidence of insurance (pgXX)  does not include the law and ordinance endorsement. The file did not have an approved exception for this.

*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  requires a minimum DSCR of Xx for Traditional I transactions with a loan amount greater than $X  The loan closed with a loan amount of $Xand DSCR of Xx. The file included an approved exception (pgXX)  Hazard Insurance - EV 2
COMMENT: The guidelines (pgXX) require Purchases without escrow accounts require evidence that the first-year premium has been paid, if paid prior to closing and if paid through escrow, the full first year premium must be reflected as a disbursement on the HUD-1 Settlement Statement. The final HUD (pgXX) does not reflect the full year premium of $X paid. The evidence of insurance (pgXX) reflects the premium is on a Full Pay Payment Plan. The file did not have an approved exception for this.	*** (CURED) Borrower(s) Months Reserves Requirement (Fail) - EV R
													COMMENT: The guidelines (pgXX) require down payment and verification of funds to close. The final HUD (pgXX) reflects cash to close in the amount of $X The loan approval (pgXX) reflects the borrower is required to have 6 months reserves in the amount of $X. Total funds to be verified is $X The file included verified assets in the amount of $X The borrower is short, verified funds to cover X months reserves in the amount of ($X).
RDBV1VMPZZY	XXXX	3	3	3	1	3	1	*** (OPEN) Condo / PUD rider Missing - EV 3 COMMENT: The appraisal reflects the subject property is a PUD. The file is missing the PUD rider	*** (OPEN) Fraud Alert on credit report - EV 2
COMMENT:   The credit report reflects a fraud alert for one year beginning XX/XX/XXXX .  The file did not include evidence the borrower was contacted prior to the extension of credit.

*** (OPEN) Original LTV (OLTV) does not meet eligibility requirement(s) - EV 2
												COMMENT: The guidelines (pgXX) Foreign Nationals are non-permanent resident aliens who reside in the United States on a temporary basis and have obtained government issued residency documentation. The file included a X (pgXX) which reflected a term, issued XX/XX/XXXX , with an expiration date of XX/XX/XXXX The initial loan application (pgXX) reflects the borrower is a non-permanent resident. The matrix (pgXX) allows a max LTV of 65% for Foreign Nationals. The loan closed with a LTV ofX%.
GBRY3SYVEDT	XXXX	2	2	2	1	2	1	*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pgXX)  Verification of Mortgage (VOM) - EV 2
												COMMENT: The guidelines (pgXX) require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the subject property. The file is missing evidence of XX/XX/XXXX and XX/XX/XXXX payments. The file included an approved exception (pg X), citing mitigating factors of seasoned investor.
ICE0P4MQWSL	XXXX	2	2	2	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  for rental payment history require 12-month payment history to be verified by; a VOR from management company; or Canceled rent checks for the past 12 months from borrower. The loan file does not have any VOR documentation. The file included an approved exception (pgXX)  DSCR Is Not Eligible - EV 2
												COMMENT: The guidelines (pgXX) requires a minimum DSCR of x for Traditional I transactions with a loan amount greater than $X. The loan closed with a loan amount of $X and DSCR of .x. The file included an approved exception (pg X), citing mitigating factors of high FICO and seasoned investor.
5UPRBIWCVI2	XXXX	3	2	3	1	2	1	*** (OPEN) Verification of Rent - EV 2
COMMENT:   The guidelines (pgXX)  for rental payment history require 12-month payment history to be verified. The file included an approved exception (pgXX)  DSCR Is Not Eligible - EV 2
COMMENT:   The guidelines (pgXX)  requires a minimum DSCR of X x for Traditional II transactions with a loan amount greater than $X.  The loan closed with a loan amount of $X and DSCR of .Xx. The file included an approved exception (pgXX)  Verification of Morgage Second Lien  - EV 2
COMMENT: The guidelines (pgXX) require a mortgage payment history not reported on the credit report must be verified for the past 12 months on the subject property. The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains a copy of the payoff (pgs 1-2) for the second lien holder with XXXX for $XX. The file does not have any VOM documentation for this lien. The file included an approved exception (pgX), citing mitigating factors of strong reserves and seasoned investor.	***(CURED)) FEMA Declaration - Natural Disaster Area (Individual). Missing Subsequent Property Inspection - EV R
													COMMENT: FEMA incident XX/XX/XXXX declared a major disaster XX/XX/XXXX , XX Severe Winter Storms, Tornadoes, Flooding, Landslides, and Mudslides (XX). The appraisal was completed XX/XX/XXXX The file does not include an update confirming the property was not affected by the disaster.
F5X4IKJBTFV	XXXX	3	2	3	1	2	1	*** (OPEN) Mortgage/Rental lates exceed guidelines - EV 2
COMMENT: The guidelines (pgXX) require a mortgage payment history of 1*30, the last 12 months, none in the last 90 days and mortgage must be current, 2*30 or 0*60 in the last 24 months. The loan file contains an email from the loan servicer (pgXX) and a Servicing payment history (pgXX) with XX , Inc for the first mortgage, with a reporting period from XX/XX/XXXX - XX/XX/XXXX , with unpaid late charges of $X. The pay history reflects 3*30 day late payments for the months of XX/XX/XXXX It is noted payments for X and XX/XX/XXXX have been paid on time. The file did not have an approved exception.	*** (CURED) Borrower(s) Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The guidelines (pgXX)  for investor 1-4 properties general liability insurance, $X is acceptable for the general aggregate limit. The loan file contains (pgs X) insurance policy with personal liability coverage of $X per occurrence. The policy reflects an owner's policy.  The file did not have an approved exception for this.

*** (CURED) Borrower(s)  Rental Loss Insurance Requirement (Fail) - EV R
COMMENT:   The guidelines (pgXX)  requires 1-4 Tenant Occupied; Landlord insurance policy containing loss of rents loss of use or business income coverage. The HOI (pgXX)  policy does not reflect the policy is Landlord/Rental, it reflets it's an owner's policy.

*** (CURED) Hazard Insurance - EV R
COMMENT:   The guidelines (pgXX)  indicates all policies shall be issued by an insurance carrier with a rating of "A-VIII" or better by XXXX. The loan file is missing a copy of the insurance carrier rating.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
COMMENT:   The final master HUD executed by the borrower or stamped by the settlement agent is missing.

*** (CURED) Verification of Morgage Second Lien  - EV R
COMMENT:   The guidelines (pgXX)  require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The title commitment (pgXX)  reflect the subject property has an additional lien with XXXX dated XXXX in the amount of $XXXX. The loan file does have a copy of a full reconveyance (pgXX)  from the lien holder dated XXXX; however, the document is not recorded. The loan file does not have supporting documentation this lien was satisfied XXXX or a VOM and proof of payments have not been documented for this additional lien.  The file did not have an approved exception.

*** (CURED) Verification of Mortgage (VOM) - EV R
													COMMENT: The guidelines (pgXX) require liens held by private parties must be verified with Verification of Mortgage (VOM) and Canceled checks from the borrower for the past 12 months. The loan file contains SiteX report for the primary (pgXX) documenting a secondary private mortgage withXXXXin the amount XXXX opened XXXX. The loan file does not include any supporting documentation of monthly payment and the VOM for the commercial loan to complete the 12 month payment history. The file did not have an approved exception for this.
LSPB0WE1HAZ	XXXX	3	1	3	1	1	1	*** (CURED) Amount of title insurance is less than mortgage amount - EV R
COMMENT:   The loan file contains a title commitment (pgXX)  dated XX/XX/XXXX  and the Lenders Supplemental Report (pgXX)  with title insurance amount of $X and the lender is LendingXpress, Inc. The signed lenders instructions (pgXX)  reflects a funding condition for the Title/Prelim to reflect the correct loan amount and lender. The loan file does not contain the required documentation.

*** (CURED) Appraised value not supported. Form Type and CU Score - EV R
COMMENT:   Pending

*** (CURED) Borrower(s)  Hazard Insurance Requirements (Fail) - EV R
COMMENT:   The guidelines (pgXX)  indicates all policies shall be issued by an insurance carrier with a rating of "XX" or better by X. The loan file is missing a copy of the insurance carrier rating. Additionally, the evidence of insurance (pgXX)  does not reflect the loan number or correct mortgagee clause for the subject transaction.

*** (CURED) HUD-1 Closing Statement missing or unsigned - EV R
													COMMENT: The final master HUD executed by the borrower or stamped by the settlement agent is missing.
0VRUNYKKE4A	XXXX				1	1	1	1	1	1
HU0KS2VNKVW	XXXX				1	1	1	1	1	1
JTKZWUQIIVI	XXXX	3	2	3	1	2	1	*** (OPEN) Loan does not amortize properly - EV 2
COMMENT:   The matrix reflects an Interest Only term allowed is 5 years.  The loan closed with a 10 year Interest Only term.

*** (OPEN) Mortgage history for primary residence less than 12 months - EV 2
COMMENT:   The guidelines (pgXX)  require Mortgage payment histories not reported on the credit report, must be verified for the past 12 months on the borrower’s primary residence. The borrower lives rent free. The file included an approved exception (pg280), citing mitigating factors of low LTV.

*** (OPEN) Qualifying Credit Score does not meet eligibility requirement(s) - EV 2
COMMENT: The guidelines (pgXX) require a minimum credit score of 650. The borrowers’ qualifying score is 623. The file included an approved exception (pg280), citing mitigating factors of low LTV.	*** (CURED) Hazard Insurance - EV R
													COMMENT: The guidelines (pgXX) require Refinances without escrow accounts require evidence that the first-year premium has been paid if the policy expiration date is within 60 days of close of escrow or proof borrower established monthly payment plan with Insurance Co. The insurance expiration date is XX/XX/XXXX The final HUD did not include evidence the premium was paid in full.
CR30A5K32EU	XXXX	3	1	3	1	1	1	*** (CURED) Original LTV (OLTV) does not meet eligibility requirement(s) - EV R
													COMMENT: The matrix (pgXX) allows a max X% for Investor 1-4 I products and also requires a 5% Reduction of LTV due to 1st time investor for a total max LTV allowed of X%. The loan closed with a LTV of X%.
YIEMBEWWF0Z	XXXX	3	2	3	1	2	1	*** (OPEN) Hazard Insurance - EV 2
												COMMENT: The guidelines (pgXX) For Investor 1-4 properties, $X is acceptable for the general aggregate limit. The evidence of liability insurance reflects coverage of $X.
4N4XWQX2R4N	XXXX	3	2	3	1	2	1	*** (OPEN) Rural Property ineligible - EV 2
												COMMENT: The guidelines (pgXX) indicate properties located in a town or city with a population less than 25,000 but greater than or equal to X and are within a X miles radius (center of each city) of a city with a population of X or more are eligible collateral. A search of the property confirms the population is X as of X. The nearest city with a population of over $X is XXXX miles away.
X4UEW24ZRHR	XXXX	XXXX	3	2	3	1	2	1	*** (OPEN) Note data is missing or inaccurate - EV 2 COMMENT: The Note in file on page X is signed on XX/XX/XXXX which is after the Closing/Disbursement date XX/XX/XXXX on the HUD on page X	*** (CURED) Loan Agreement - EV R
COMMENT:   The Loan Agreement is missing the date the borrower signed and Velocity signature & date is missing.

*** (CURED) Mortgage missing / unexecuted - EV R
													COMMENT: The Deed of Trust is missing the following; Notary State, County and Date.
DFF0G3SL0QZ	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Income documentation is incomplete - EV R
COMMENT:   Missing XTax Return for X

*** (CURED) Lender Approval - EV R
COMMENT:   Credit Memo states credit score is X. The updated credit report dated XX/XX/XXXX  has median FICO X. Key Strengths list FICO X, which is not the most recent FICO obtained.  The credit memo with updated score of X and removing the key strength is missing.

*** (CURED) Title issue - EV R
													COMMENT: The file is missing the Closing Protection letter and the title commitment does not show a policy coverage. Additionally, there was no Final Policy. The CPL is required to include coverage amount and/or title commitment or final policy to be provided with policy coverage.
GMDLXNMBM0I	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Title Issue - EV R
													COMMENT: The file is missing the Closing Protection letter. If the CPL does not have the insured amount then the title comment or policy is required showing the insured amount.
HKDUYLPPC4J	XXXX	XXXX			1	1	1	1	1	1
ZWLUKOAI0H1	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Missing Documentation - EV R
COMMENT:   Missing signed AffidavitXXXX

*** (CURED) Income documentation is incomplete - EV R
COMMENT:   The document labeled XX P&L for 2023 was not able to be opened. The document needs to be provided.

*** (CURED) IRS Tax Transcripts  - EV R
COMMENT:   The file is missing XX XX Tax Return Transcripts for Personal X Return.

*** (CURED) Mortgage not properly executed - EV R
COMMENT:   The Borrower Signature date is XXXX; however, Notary Date is 03/14/2024 which is before the borrower signed on the Mortgage.

*** (CURED) Tax Returns - EV R
COMMENT:   The file did not contain clarification for XXXX reflecting that IRS has no record of the 1120S returns for 2022, 2021 & 2020. Additionally, XXXX IRS has no record of the 1120S returns for 2022 & 2021. Evidence showing the returns for both companies have been filed is missing from the file.

*** (CURED) Title Issue - EV R
													COMMENT: The file is missing the CPL (Missing Closing Protection Letter). It should be noted the title co. signature is missing on the Lender's closing instructions.
V5JCJZCNGV0	XXXX	XXXX	3	1	3	1	1	1	*** (CURED) Only Estimated HUD in file - EV R
													COMMENT: Estimated Closing Statement in file; Missing 2nd Borrower and Closing Date and Disbursement Date. Please provide the FINAL HUD with dates and signatures or a certified Final HUD by Title Co.
PQT4U2OBGPG	XXXX	XXXX			1	1	1	1	1	1
H412RS4XCDH	XXXX	XXXX	3	2	3	2	2	1	*** (OPEN) DSCR Is Not Eligible - EV 2
COMMENT: Satisfactory DSCR of X to be demonstrated based on current market rents/assumptions from the appraisal report. Lender exception made as the subject property is owner occupied and demonstrates strong global cash flow.	***(CURED) Lease Requirement - EV R

*** (CURED) Not all borrowers signed HUD - EV R
COMMENT:   Missing Final Executed or stamped as Final HUD1

*** (CURED) Property Issues indicated - EV R
													COMMENT: Appraiser notes there is anXXXX but unable to see them or use them. No photos provided. SF of XXXX room based on owner.